UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number           811-07254

Johnson Mutual Funds Trust

(Exact name of registrant as specified in charter)

3777 West Fork Road, Cincinnati, OH  45247

(Address of principal executive offices)       (Zip code)

Marc E. Figgins, CFO 3777 West Fork Road, Cincinnati, OH 45247

(Name and address of agent for service)

Registrant's telephone number, including area code:     513-661-3100

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

EQUITY INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Common Stocks
Comcast Corp.	64,300	4,265,662
Lowe's Companies Inc.	60,900	4,397,589
TJX Companies	38,300	2,864,074
VF Corp.	74,200	4,158,910
10.6% - Total For Consumer Discretionary		$15,686,235

Coca Cola Co.	62,620	2,650,078
CVS Health Corp.	64,105	5,704,704
Nestle SA - ADR	72,100	5,697,342
Procter & Gamble Co.	33,990	3,050,603
Unilever PLC	63,800	3,024,120
13.6% - Total For Consumer Staples		$20,126,847

Chevron Corp.	28,775	2,961,523
Royal Dutch Shell PLC, Class B ADR	77,500	4,094,325
Schlumberger Ltd.	35,150	2,764,196
6.7% - Total For Energy		$9,820,044

American Express Co.	70,800	4,534,032
Chubb Ltd.	36,725	4,614,496
Iberiabank Corp.	48,500	3,255,320
Invesco Ltd.	96,585	3,020,213
Marsh & McLennan Companies Inc.	42,000	2,824,500
PNC Financial Services Group	53,000	4,774,770
RenaissanceRE Holdings Ltd.	23,900	2,871,824
17.5% - Total For Financial Services		$25,895,155

Abbott Laboratories	108,600	4,592,694
Danaher Corp.	54,900	4,303,611
Medtronic PLC	51,500	4,449,600
Zimmer Biomet Holdings	34,200	4,446,684
Zoetis Inc.	57,000	2,964,570
14.0% - Total For Health Care		$20,757,159

Fortive Corp.	18,450	939,105
Paccar Inc.	52,000	3,056,560
Parker Hannifin Corp.	26,600	3,339,098
Union Pacific Corp.	32,250	3,145,343
W.W. Grainger Inc.	12,800	2,877,952
9.0% - Total For Industrials		$13,358,058

Accenture PLC	12,120	1,480,700
Apple Inc.	58,110	6,569,335
Cisco Systems Inc.	94,400	2,994,368
Cognizant Technology Solutions Corp.*	47,000	2,242,370
Mastercard Inc.	32,000	3,256,640
Microsoft Corp.	56,275	3,241,440
Oracle Corp.	67,500	2,651,400
SAP SE ADR	35,700	3,263,337
17.4% - Total For Information Technology		$25,699,590

AT&T Inc.	63,640	2,584,420
1.7% - Total For Telecommunication Services		$2,584,420

Total Common Stocks 90.5%		$133,927,508
(Identified Cost $112,944,885)

The accompanying notes are an integral part of these financial statements.

EQUITY INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Cash Equivalents

First American Government Obligation Fund, Class Z**	10,993,147	10,993,147
Total Cash Equivalents 7.4%		$10,993,147
(Identified Cost $10,993,147)

Total Portfolio Value 97.9%		$144,920,655
(Identified Cost $123,938,032)

Other Assets in Excess of Liabilities 2.1%		$3,055,758

Total Net Assets 100.0%		$147,976,413

* Non-income producing security.

** Variable Rate Security; as of September 30, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Common Stocks
Lowe's Co. Inc.	12,310	888,905
Nike Inc. Class B	8,200	431,730
Priceline.com Inc.*	700	1,030,043
Starbucks Corp.	15,560	842,418
TJX Companies	11,270	842,771
Walt Disney Co.	13,800	1,281,468
11.7% - Total For Consumer Discretionary		$5,317,335

Costco Wholesale Corp.	2,880	439,229
CVS Health Corp.	13,770	1,225,392
Nestle SA - ADR	11,440	903,989
Pepsico Inc.	9,040	983,281
Procter & Gamble Co.	10,680	958,530
9.9% - Total For Consumer Staples		$4,510,421

Chevron Corp.	8,980	924,222
EOG Resources Inc.	15,130	1,463,222
Schlumberger Ltd.	17,405	1,368,729
8.3% - Total For Energy		$3,756,173

American Express Co.	7,230	463,009
Berkshire Hathaway Inc. Class B*	6,800	982,396
Chubb Ltd.	6,900	866,985
Iberiabank Corp.	15,810	1,061,167
Invesco Ltd.	27,500	859,925
JP Morgan Chase & Co.	7,350	489,437
Wells Fargo & Co.	8,790	389,221
11.3% - Total For Financial Services		$5,112,140

Allergan PLC*	3,100	713,961
Biogen Inc.*	2,900	907,787
Celgene Corp.*	8,830	923,000
Danaher Corp.	13,900	1,089,621
Gilead Sciences Inc.	4,800	379,776
Johnson & Johnson	8,175	965,713
Zoetis Inc.	18,000	936,180
13.0% - Total For Health Care		$5,916,038

3M Co.	5,140	905,822
Fortive Corp.	6,950	353,755
General Electric Co.	30,440	901,633
Paccar Inc.	15,940	936,953
Parker Hannifin Corp.	7,920	994,198
Proto Labs Inc.*	5,920	354,667
Union Pacific Corp.	9,760	951,893
11.9% - Total For Industrials		$5,398,921

Alphabet Inc. - Class A*	565	454,294
Alphabet Inc. - Class C*	1,129	877,560
Apple Inc.	19,840	2,242,912
Broadcom Ltd.	5,315	916,944
Cognizant Technology Solutions Corp.*	15,620	745,230
Facebook Inc.*	7,700	987,679
Fortinet Inc.*	13,270	490,061
IPG Photonics Corp.*	4,610	379,633

The accompanying notes are an integral part of these financial statements.

GROWTH FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Mastercard Inc.	10,000	1,017,700
Oracle Corp.	32,800	1,288,384
Red Hat Inc.*	17,120	1,383,810
Salesforce.com Inc.*	13,930	993,627
SAP SE ADR	10,500	959,805
Ultimate Software Group Inc.*	4,185	855,372
30.0% - Total For Information Technology		$13,593,011

Total Common Stocks 96.1%		$43,604,039
(Identified Cost $35,961,544)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,767,043	1,767,043
Total Cash Equivalents 3.9%		$1,767,043
(Identified Cost $1,767,043)

Total Portfolio Value 100.0%		$45,371,082
(Identified Cost $36,138,287)

Liabilities in Excess of Other Assets 0.0%		$(8,415)

Total Net Assets 100.0%		$45,362,667

* Non-income producing security.

** Variable Rate Security; as of September 30, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Common Stocks
Advance Auto Parts Inc.	2,800	417,536
AMC Networks Inc.*	7,600	394,136
Culp Inc.	15,000	446,550
Foot Locker Inc.	6,000	406,320
Gentex Corp.	33,600	590,016
Hasbro Inc.	7,400	587,042
LKQ*	24,000	851,040
Steven Madden Ltd.*	10,000	345,600
Texas Roadhouse Inc.	11,300	441,039
Thor Industries Inc.	8,200	694,540
Winmark Corp.	7,300	770,296
15.6% - Total For Consumer Discretionary		$5,944,115

Casey's General Stores Inc.	5,000	600,750
Church & Dwight Co. Inc.	8,000	383,360
Ingredion Inc.	3,600	479,016
3.8% - Total For Consumer Staples		$1,463,126

Helmerich & Payne Inc.	7,800	524,940
Oceaneering International	17,400	478,674
2.6% - Total For Energy		$1,003,614

Argo Group International Holdings Ltd.	10,164	573,453
Assurant Inc.	6,000	553,500
Axis Capital Holdings Ltd.	7,000	380,310
Berkshire Hills Bancorp Inc.	22,000	609,620
Everest RE Group LTD	3,200	607,904
First Interstate Bancsystem Inc.	18,000	567,180
German America Bancorp Inc.	20,000	778,600
Home Bancshares Inc.	14,000	291,340
Iberiabank Corp.	4,800	322,176
Invesco Ltd.	19,900	622,273
Lakeland Bancorp Inc.	50,000	702,000
Morningstar Inc.	8,500	673,795
Reinsurance Group of America	4,500	485,730
RenaissanceRE Holdings Ltd.	5,000	600,800
Westwood Holdings Group Inc.	10,800	573,588
21.9% - Total For Financial Services		$8,342,269

Align Technology Inc.*	6,300	590,625
Analogic Corp.	3,400	301,240
Natus Medical Inc.*	13,000	510,770
Owens & Minor Inc. Holding Co.	17,800	618,194
United Therapeutics Corp.*	5,300	625,824
Universal Health Services Inc.	4,000	492,880
VCA Inc.*	7,300	510,854
9.6% - Total For Health Care		$3,650,387

Alamo Group Inc.	12,000	790,680
American Woodmark Corp.*	4,000	322,280
Cubic Corp.	7,000	327,670
Deluxe Corp.	9,200	614,744
Dover Corp.	8,000	589,120
Fluor Corp.	14,000	718,480
Generac Holdings Inc.*	7,000	254,100

The accompanying notes are an integral part of these financial statements.

OPPORTUNITY FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Hillenbrand Inc.	14,000	442,960
HNI Corp.	9,000	358,200
Lincoln Electric Holdings Inc.	7,800	488,436
Old Dominion Freight Line*	6,300	432,243
Proto Labs Inc.*	6,500	389,415
Quanta Services Inc.*	13,000	363,870
Snap-On Tools Corp.	3,100	471,076
W.W. Grainger Inc.	2,000	449,680
18.4% - Total For Industrials		$7,012,954

Amdocs Ltd.	9,300	538,005
Brocade Communications Systems Inc.	59,300	547,339
Flir Systems Inc.	9,800	307,916
IPG Photonics Corp.*	7,000	576,450
Neustar Inc.*	14,600	388,214
PC Connection Inc.*	27,000	713,340
Perficient Inc.*	25,000	503,750
Red Hat Inc.*	8,400	678,972
Ultimate Software Group Inc.*	1,700	347,463
12.1% - Total For Information Technology		$4,601,449

Aptargroup Inc.	8,500	657,985
Avery Dennison Corp.	7,000	544,530
Packaging Corp. of America	10,100	820,726
RPM International Inc.	6,000	322,320
Scotts Miracle-Gro Co.	6,800	566,236
Westlake Chemical Corp.	8,500	454,750
8.8% - Total For Materials		$3,366,547

UGI Corp.	10,800	488,592
1.3% - Total For Utilities		$488,592

Total Common Stocks 94.1%		$35,873,053
(Identified Cost $29,057,957)

Real Estate Investment Trusts (REITs)

Apartment Investment & Mangement Co.	14,000	642,740
Extra Space Storage	4,500	357,345
Total REITs 2.6%		$1,000,085
(Identified Cost $903,738)

Cash Equivalents

First American Government Obligation Fund, Class Z**	1,245,381	1,245,381
Total Cash Equivalents 3.3%		$1,245,381
(Identified Cost $1,245,381)

Total Portfolio Value 100.0%		$38,118,519
(Identified Cost $31,207,076)

Other Assets in Excess of Liabilities 0.0%		$1,832

Total Net Assets 100.0%		$38,120,351

* Non-income producing security.

** Variable Rate Security; as of September 30, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Real Estate Investment Trusts (REITs)
American Campus Communities Inc.	1,600	$81,392
Apartment Investment & Management Co.	2,624	120,468
Avalonbay Communities Inc.	1,809	321,713
Camden Property Trust	1,200	100,488
Equity LifeStyle Properties Inc.	1,500	115,770
Equity Residential Properties Trust	5,000	321,650
Essex Property Trust Inc.	865	192,635
Mid-America Apartment Communities Inc.	1,630	153,204
Post Properties Inc.	850	56,210
Senior Housing Properties Trust	3,500	79,485
Sun Communities Inc.	650	51,012
UDR Inc.	3,807	137,014
15.6% - Total For Residential		$1,731,041

American Tower Corp.	5,839	661,734
Brandywine Realty Trust	3,000	46,860
Cousins Properties Inc.	3,500	36,540
Equinix Inc.	600	216,150
Douglas Emmett Inc.	2,500	91,575
Lexington Realty Trust	3,500	36,050
Life Storage Inc.	450	40,023
National Retail Properties Inc.	2,250	114,412
PS Business Parks Inc.	500	56,785
Public Storage Inc.	2,400	535,536
Retail Properties of America	3,500	58,800
Urban Edge Properties	1,530	43,054
Vornado Realty Trust	2,561	259,199
19.8% - Total For Diversified		$2,196,718

Care Capital Properties Inc.	1,100	31,350
HCP Inc.	6,500	246,675
Healthcare Realty Trust Inc.	1,500	51,090
LTC Properties Inc.	650	33,793
Medical Properties Trust Inc.	2,800	41,356
Omega Healthcare Investors Inc.	2,500	88,625
Universal Health Realty Income Trust	300	18,906
Ventas Inc.	4,700	331,961
Welltower Inc.	4,750	355,158
10.8% - Total For Health Care Facilities		$1,198,914

Diamondrock Hospitality Co.	4,000	36,400
Host Hotels & Resorts Inc.	10,354	161,212
LaSalle Hotel Properties	1,500	35,805
Pebblebrook Hotel Trust	1,200	31,920
RL Lodging Trust	2,500	52,575
Ryman Hospitality Properties	1,000	48,160
Sunstone Hotel Investors Inc.	3,121	39,917
3.6% - Total For Hotels/Motels		$405,989

Alexandria Real Estate Equities Inc.	1,000	108,770
Boston Properties Inc.	2,020	275,306
CoreSite Realty Corp.	500	37,020
Corporate Office Properties Trust	2,000	56,700
Digital Realty Trust, Inc.	2,300	223,376
Duke Realty Corp.	5,000	136,650

The accompanying notes are an integral part of these financial statements.

REALTY FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Equity Commonwealth*	1,700	51,374
Highwoods Properties Inc.	1,700	88,604
Kilroy Realty Corp.	1,545	107,146
Liberty Property Trust	2,661	107,371
Mack-Cali Realty Corp.	1,500	40,830
Piedmont Office Realty Trust Inc.	3,500	76,195
11.8% - Total For Office		$1,309,342

CubeSmart	2,500	68,150
DCT Industrial Trust Inc.	1,375	66,756
Eastgroup Properties	600	44,136
Extra Space Storage Inc.	1,750	138,968
First Industrial Realty Trust Inc.	1,675	47,269
Prologis Inc.	7,306	391,163
6.8% - Total For Industrial		$756,441

Acadia Realty Trust	1,000	36,240
Alexander's Inc.	100	41,960
CBL & Associates Properties Inc.	2,394	29,063
DDR Corp.	7,055	122,969
Dupont Fabros Technology Inc.	1,800	74,250
EPR Properties	1,000	78,740
Equity One Inc.	1,600	48,976
Federal Realty Investment Trust	1,000	153,930
General Growth Properties Inc.	12,200	336,720
Hospitality Properties Trust	2,100	62,412
Kimco Realty Corp.	5,667	164,059
Macerich Co.	2,192	177,267
Realty Income Corp.	3,569	238,873
Regency Centers Corp.	1,375	106,549
Simon Property Group Inc.	4,279	885,796
SL Green Realty Corp.	1,500	162,150
Tanger Factory Outlet Centers Inc.	2,000	77,920
Taubman Centers Inc.	800	59,529
Washington Real Estate Investment Trust	1,500	46,680
Weingarten Realty Investors	2,500	97,450
WP Glimcher Inc.	3,353	41,510
27.4% - Total For Retail		$3,043,043

Rayonier Inc.	2,000	53,080
Weyerhaeuser Co.	10,700	341,758
3.6% - Total For Timber		$394,838

Total REITs 99.4%		$11,036,327
(Identified Cost $5,641,337)

Cash Equivalents

First American Government Obligation Fund, Class Z**	85,451	85,451
Total Cash Equivalents 0.8%		$85,451
(Identified Cost $85,451)

Total Portfolio Value 100.2%		$11,121,778
(Identified Cost $5,726,788)

Liabilities in Excess of Other Assets -0.2%		$(21,076)

Total Net Assets 100.0%		$11,100,702

* Non-income producing security.

** Variable Rate Security; as of September 30, 2016, the 7 day yield was 0.01%.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Common Stocks
Adidas AG ADR	1,500	$130,350
Daimler AG	600	42,378
Honda Motor Co. Ltd. ADR	1,940	56,105
Magna International Inc.	2,000	85,900
Marks & Spencer Group PLC	5,000	42,900
Publicis Groupe ADR	7,800	147,186
RTL Group SA ADR	15,000	123,815
Sky PLC ADR	5,500	255,447
Sony Corp. ADR	2,700	89,667
Tata Motors Ltd. ADR*	3,425	136,931
Toyota Motor Corp. ADR	1,800	208,908
WPP PLC ADR	1,300	153,036
10.3% - Total For Consumer Discretionary		$1,472,623

Coca-Cola Amatil Ltd. ADR	10,860	86,120
Danone ADR	6,184	91,832
L'Oreal ADR	2,800	105,812
Nestle SA ADR	2,400	189,648
Reckitt Benckiser Group PLC	5,900	113,103
Unilever NV	2,500	115,250
Unilever PLC	3,000	142,200
Wal-Mart De Mexico SA ADR	8,000	174,880
7.2% - Total For Consumer Staples		$1,018,845

BP PLC ADR	2,298	80,798
Cnooc Ltd.	500	63,245
Lukoil Corp. ADR	3,900	190,047
Petrochina Co. Ltd. ADR	300	20,040
Royal Dutch Shell PLC - Class B	1,400	73,962
Sasol Ltd. ADR	2,800	76,496
Statoil ASA	6,264	105,235
Suncor Energy Inc.	3,200	88,896
Technip SA ADR	6,200	95,108
Total SA ADR	2,352	112,190
Woodside Petroleum ADR	5,200	115,076
7.2% - Total For Energy		$1,021,093

Allianz ADR	7,900	117,157
Australia and New Zealand Banking Group Ltd.	3,200	68,000
Banco Bradesco ADR	12,100	109,747
Banco Santander SA	17,770	78,366
Bank of Montreal	1,240	81,307
Barclays PLC ADR	6,568	57,076
BNP Paribas ADR	4,000	103,560
China Construction Bank ADR	5,300	79,473
CK Hutchinson Holdgins Ltd.	8,000	101,840
Credit Suisse Group ADR	3,777	49,630
Deutsche Boerse AG	7,000	54,250
HSBC Holdings PLC ADR	3,524	132,537
ICICI Bank Ltd. ADR	8,800	65,736
Industrial and Commercial Bank Of China Ltd.	16,000	202,560
Itau Unibanco Holding SA ADR	7,000	76,580
KB Financial Group Inc. ADR	2,400	82,104
Manulife Financial Corp.	4,420	62,366

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
Mitsubishi UFJ Financial Group Inc. ADR	35,200	177,760
Mizuho Financial Group ADR	41,400	139,104
Orix Corp. ADR	1,750	129,780
Royal Bank of Canada	1,600	99,136
Sumitomo Mitsui Financial Group Inc.	31,500	212,625
Sun Hung Kai Properties Ltd.	5,450	83,657
Swiss Re Ltd.	4,400	99,616
Tokio Marine Holdings Inc. ADR	6,000	228,900
Toronto Dominion Bank	1,400	62,160
UBS Group AG	4,800	65,376
United Overseas Bank Ltd. ADR	1,900	52,478
Westpac Banking Corp. Ltd. ADR	4,650	105,741
Zurich Insurance Group ADR	3,240	83,236
21.5% - Total For Financial Services		$3,061,858

Astellas Pharma Inc. ADR	16,400	256,168
Astrazeneca PLC ADR	1,600	52,576
Bayer AG ADR	1,300	130,650
Dr. Reddy's Laboratories Ltd.	3,340	155,043
Novartis AG ADR	2,480	195,821
Novo Nordisk AS ADR	2,800	116,452
Roche Holdings Ltd. ADR	7,100	219,887
Shire PLC ADR	600	116,316
Taro Pharmaceuticals Ltd.*	800	88,408
Teva Pharmaceuticals ADR	2,400	110,424
10.1% - Total For Health Care		$1,441,745

ABB Ltd.	2,900	65,279
Atlas Copco AB ADR	3,000	90,390
BAE Systems PLC ADR	1,600	43,744
Bunzl PLC ADR	4,000	118,100
Canadian National Railway Co.	1,400	91,560
Fanuc Corp. ADR	4,300	120,830
Itochu Corp. ADR	3,700	92,167
Keppel Corp. Ltd. ADR	7,900	63,200
Komatsu Ltd. ADR	4,000	91,960
Mitsui & Co., Ltd. ADR	300	82,964
Schneider Electric SA ADR	10,000	138,400
Sensata Technologies Holding NV*	3,200	124,096
Siemens AG	900	105,588
8.6% - Total For Industrials		$1,228,278

Baidu.com*	400	72,828
CGI Group Inc.*	5,100	242,913
Lenovo Group Ltd.	8,000	106,360
Open Text Corp.	1,600	103,776
SAP SE ADR	3,100	283,371
Siliconware Precision Industries Co. ADR	4,267	31,576
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	8,000	244,720
Telefonaktiebolaget LM Ericsson ADR	5,000	36,050
Tencent Holdings Ltd. ADR	6,500	181,188
United Microelectronics ADR	44,930	83,120
9.7% - Total For Information Technology		$1,385,902

Air Liquide SA ADR	3,777	83,207
BASF SE ADR	1,850	158,268

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND	Unaudited - Portfolio of Investments as of September 30, 2016

	Shares	Fair Value
BHP Billiton Ltd. ADR	2,550	88,357
Newcrest Mining Ltd. ADR*	12,000	202,440
Nitto Denko Corp. ADR	4,200	135,912
Posco ADR	1,400	71,512
Rio Tinto PLC ADR	1,570	52,438
Syngenta AG ADR	1,100	96,360
6.3% - Total For Materials		$888,494

America Movil ADR Series L	4,460	51,023
BT Group PLC	2,000	50,860
China Mobile (Hong Kong) Ltd.	2,700	166,104
Deutsche Telekom AG	4,000	67,160
KDDI Corp.	12,700	196,215
MTN Group Ltd. ADR	5,600	47,992
Nippon Telegraph and Telephone Corp. ADR	1,200	54,972
Orange SA ADR	12,000	186,960
Philippine Long Distance Telephone Co. ADR	1,800	64,206
SK Telecom Co. Ltd.	3,400	76,840
SoftBank Corp.	1,800	58,167
Telefonica SA ADR	4,991	50,309
Telenor ASA ADR	6,900	118,059
Vodafone Group PLC ADR	2,727	79,492
8.9% - Total For Telecommunication Services		$1,268,359

Centrica PLC	7,000	82,530
Enel SPA ADR	21,100	92,840
Enersis Chile SA ADR	7,400	35,150
Enersis Américas SA ADR	7,400	60,606
Iberdrola SA ADR	3,578	97,143
Korea Electric Power Corp.	7,800	190,164
National Grid PLC ADR	2,800	199,108
5.3% - Total For Utilities		$757,541

Total Common Stocks 95.1%		$13,544,738
(Identified Cost $12,175,511)

Cash Equivalents

First American Government Obligation Fund, Class Z**	660,009	660,009
Total Cash Equivalents 4.6%		$660,009
(Identified Cost $660,009)

Total Portfolio Value 99.7%		$14,204,747
(Identified Cost $12,835,520)

Other Assets in Excess of Liabilities 0.3%		$36,676

Total Net Assets 100.0%		$14,241,423

* Non-income producing security.

** Variable Rate Security; as of September 30, 2016, the 7 day yield was 0.01%.

ADR - American Depositary Receipt

PLC - Public Liability Company

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

Fixed Income Securities - Bonds	Face Value	Fair Value

Corporate Bonds:
Ace INA Holdings Senior Unsecured Notes, 2.875% Due 11/03/2022	2,375,000	$2,494,954
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	3,000,000	3,121,950
AON PLC Senior Unsecured Notes, 3.500% Due 06/14/2024	580,000	604,271
AON PLC Senior Unsecured Notes, 4.000% Due 11/27/2023	3,285,000	3,539,804
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	1,784,000	1,926,850
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,117,000	2,341,286
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,270,000	1,308,317
ERP Operating LP Senior Unsecured Notes, 7.125% Due 10/15/2017	885,000	935,409
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	3,600,000	3,879,108
Huntington Bancshares Senior Unsecured Notes, 2.600% Due 08/02/2018	4,000,000	4,064,820
JPMorgan Chase & Co. Subordinated Notes, 3.875% Due 09/10/2024	4,000,000	4,211,096
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	746,000	778,452
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	3,000,000	3,386,658
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,000,000	1,004,385
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 4.800% Due 07/15/2021	3,155,000	3,523,479
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	4,000,000	4,033,620
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	2,000,000	2,023,088
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	1,994,000	2,114,982
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	1,849,000	2,082,767
PNC Funding Corp. Bank Guarantee Notes, 5.625% Due 02/01/2017	870,000	882,518
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	3,135,000	3,456,127
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	105,000	117,868
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	3,000,000	3,121,845
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	4,980,000	5,337,305
Wells Fargo & Company Subordinated Notes, 5.606% Due 01/15/2044	4,500,000	5,375,700
23.2% - Total For Corporate Bonds: Bank and Finance		$65,666,659

AT&T Inc. Senior Unsecured Notes, 3.000% Due 02/15/2022	407,000	420,241
AT&T Inc. Senior Unsecured Notes, 5.000% Due 03/01/2021	2,828,000	3,166,390
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	4,000,000	4,204,104
Burlington Northern Santa Fe Senior Unsecured Notes, 3.450% Due 09/15/2021	2,780,000	2,997,196
Burlington Northern Santa Fe Senior Unsecured Notes, 3.600% Due 09/01/2020	865,000	931,044
Chevron Corp. Senior Unsecured Notes, 2.335% Due 12/05/2022	5,000,000	5,090,535
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	2,110,000	2,319,673
CVS Health Corp. Senior Unsecured Notes, 3.500% Due 07/20/2022	2,505,000	2,681,324
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	3,166,000	3,272,821
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.428% Due 04/15/2020**	3,898,000	3,928,490
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.653% Due 03/15/2023**	1,435,000	1,439,974
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	3,495,000	3,838,153
Kroger Co. Senior Unsecured Notes, 2.200% Due 01/15/2017	92,000	92,276
Kroger Co. Senior Unsecured Notes, 3.400% Due 04/15/2022	1,600,000	1,697,197
Kroger Co. Senior Unsecured Notes, 7.000% Due 05/01/2018	1,500,000	1,631,937
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	3,500,000	4,645,589
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	1,728,000	1,925,263
Procter & Gamble Co. Senior Unsecured Notes, 8.000% Due 10/26/2029	2,165,000	3,192,981
Union Pacific Corp. Senior Unsecured Notes, 7.875% Due 01/15/2019	500,000	571,125
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,025,000	1,124,950
United Technologies Junior Subordinated Notes, 1.788% Due 05/04/2018**	6,000,000	6,032,700
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	4,392,000	4,620,077
21.1% - Total For Corporate Bonds: Industrial		$59,824,040

Berkshire Hathaway Energy Company Senior Unsecured Notes, 3.750% Due 11/15/2023	1,159,000	1,265,244
Berkshire Hathaway Energy Company Senior Unsecured Notes, 5.750% Due 04/01/2018	3,000,000	3,195,915
Duke Energy Corp. Senior Unsecured Notes, 3.550% Due 09/15/2021	1,965,000	2,109,319
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	910,000	931,160
Enterprise Products Senior Unsecured Notes, 4.050% Due 02/15/2022	2,500,000	2,711,890
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	625,000	626,192
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	2,941,000	3,192,873
Gulf Power Co. Senior Unsecured Notes, 5.300% Due 12/01/2016	1,195,000	1,202,525
Interstate Power & Light Senior Unsecured Notes, 3.250% Due 12/01/2024	725,000	765,344
National Rural Utilities Collateral Trust, 10.375% Due 11/01/2018	1,005,000	1,188,373
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	4,000,000	4,046,988
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	2,636,000	2,877,653
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,037,000	1,059,068
8.9% - Total For Corporate Bonds: Utilities		$25,172,544

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

Fixed Income Securities - Bonds	Face Value	Fair Value

United States Government Treasury Obligations
United States Treasury Notes, 2.750% Due 08/15/2042	9,000,000	9,807,192
United States Treasury Notes, 2.750% Due 11/15/2042	10,000,000	10,885,940
Treasury Inflation Protected Security, 0.625% Due 02/15/2043	4,213,169	4,224,380
United States Treasury Notes, 4.625% Due 02/15/2017	1,750,000	1,777,330
United States Treasury Floating Rate Notes, 0.532% Due 01/31/2018**	7,300,000	7,317,768
United States Treasury Floating Rate Notes, 0.450% Due 04/30/2018**	7,000,000	7,005,831
United States Treasury Floating Rate Notes, 0.509% Due 07/31/2018**	4,000,000	3,999,464
15.8% - Total For United States Government Treasury Obligations		$45,017,905

Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 05/25/2021**	4,185,000	4,184,987
FHLMC Step-up Coupon Notes, 1.100% Due 06/21/2021**	4,000,000	4,000,528
FHLMC Step-up Coupon Notes, 1.100% Due 06/07/2021**	7,950,000	7,950,970
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	5,000,000	4,995,260
7.4% - Total For United States Government Agency Obligations		$21,131,745

Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.251% Due 04/01/2042**	2,946,700	3,071,026
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	824,924	904,287
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	1,822,110	1,930,597
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	1,760,582	2,001,866
FHLMC Gold Partner Certificate Pool C01005, 8.000% Due 06/01/2030	1,749	2,049
FHLMC Partner Certificate Pool 780439, 2.473% Due 04/01/2033**	111,241	117,645
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	4,133,507	4,339,305
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	623,746	664,189
FNMA CMO Series 2015-72 Class GB, 2.500% Due 12/25/2042	4,954,024	5,104,984
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	1,463,624	1,509,532
FNMA Partner Certificate Pool 253300, 7.500% Due 05/01/2020	605	614
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	602,668	642,246
FHLMC CMO Series 3969 Class MP, 4.500% Due 04/15/2039	434,055	439,461
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	1,313,690	1,346,686
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	2,214,262	2,247,881
FHLMC CMO Series 4517 Class PC, 2.500% Due 05/15/2044	4,063,438	4,169,360
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	1,029,610	1,120,309
FHLMC CMO Series 2877 Class AL, 5.000% Due 10/15/2024	473,001	512,079
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	255,831	281,905
FHLMC CMO Series 3109 Class ZN, 5.500% Due 02/15/2036	2,482,581	2,833,519
FHLMC CMO Series 3499 Class PA, 4.500% Due 08/15/2036	38,896	39,016
FNMA Partner Certificate Pool 725027, 5.000% Due 11/01/2033	588,581	661,296
FNMA Partner Certificate Pool 725704, 6.000% Due 08/01/2034	222,890	258,893
FNMA Partner Certificate Pool 888223, 5.500% Due 01/01/2036	838,239	953,335
FNMA Partner Certificate Pool 889185, 5.000% Due 12/01/2019	81,048	83,738
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	574,570	653,310
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	1,720,149	1,850,869
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	1,682,306	1,871,275
GNMA II Pool 2658, 6.500% Due 10/20/2028	25,991	30,840
GNMA II Pool 2945, 7.500% Due 07/20/2030	4,701	5,214
GNMA II Pool 4187, 5.500% Due 07/20/2038	18,144	19,341
GNMA II Pool 4847, 4.000% Due 11/20/2025	475,791	502,623
GNMA Pool 780400, 7.000% Due 12/15/2025	3,181	3,744
GNMA Pool 780420, 7.500% Due 08/15/2026	1,854	2,181
GNMA Pool 781397, 5.500% Due 02/15/2017	935	938
GNMA CMO Series 2009-124 Class L, 4.000% Due 11/20/2038	286,407	295,284
14.2% - Total For Government Agency Obligations - Mortgage Backed Securities		$40,471,437

Taxable Municipal Bonds
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 6.249% Due 07/01/2020	1,000,000	1,148,950
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.439% Due 07/01/2030	2,125,000	2,522,332
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	2,500,000	2,922,950
Miami University Ohio General Receipts Revenue - Build America Bonds, 4.807% Due 09/01/2017	1,250,000	1,291,050
State of Kentucky Propery and Buildings Commission Revenue, 6.164% Due 08/01/2023	1,000,000	1,176,850
State of Ohio Major New Infrastructure Revenue - Build America Bonds, 4.844% Due 12/15/2019	2,450,000	2,694,485
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.325% Due 06/01/2017	1,375,000	1,404,851
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.616% Due 06/01/2025	930,000	1,061,762
University of Washington Revenue - Build America Bonds, 5.400% Due 06/01/2036	3,000,000	3,796,470
6.3% - Total For Taxable Municipal Bonds		$18,019,700

Total Fixed Income Securities - Bonds 96.9%		$275,304,030
(Identified Cost $262,794,818)

Preferred Stocks	Shares

Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	119,977	3,276,572
Total Preferred Stocks 1.1%		$3,276,572
(Identified Cost $2,984,418)

The accompanying notes are an integral part of these financial statements.

FIXED INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

Fixed Income Securities - Bonds	Face Value	Fair Value

Cash Equivalents

First American Government Obligation Fund, Class Z, 0.01%**	4,454,127	4,454,127
Total Cash Equivalents 1.6%		$4,454,127
(Identified Cost $4,454,127)

Total Portfolio Value 99.6%		$283,034,729
(Identified Cost $270,233,363)

Other Assets in Excess of Liabilities 0.4%		$1,007,002

Total Net Assets 100%		$284,041,731

** Variable Rate Security; the rate shown is as of September 30, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corp.

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value

Akron Ohio GO Limited, 5.000% Due 12/01/2024	400,000	$497,364
Cedar Park Texas GO Unlimited, 3.000% Due 02/15/2018	400,000	411,612
Chillicothe Ohio GO Limited Bond Anticipation Note, 2.000% Due 09/08/2017	600,000	604,968
Cincinnati Ohio GO Unlimited, 5.250% Due 12/01/2029	200,000	251,964
Fairborn Ohio GO Limited Bond Anticipation Note, 1.250% Due 03/23/2017	664,450	664,988
Green Ohio GO Unlimited Bond Anticipation Notes, 2.000% Due 06/09/2017	725,000	729,640
Groveport Ohio GO Limited (AMBAC Insured), 3.500% Due 12/01/2023	185,000	203,470
Hurst Texas GO Limited, 4.000% Due 08/15/2031	335,000	376,108
Lakewood Ohio GO Limited, 4.000% Due 12/01/2029	300,000	340,998
Licking County Ohio GO Limited Bond Anticipation Notes, 2.000% Due 05/24/2017	700,000	704,886
Lorain County Ohio GO Limited Bond Anticipation Notes, 2.250% Due 11/10/2016	195,000	195,257
Mason Ohio GO Limited, 4.000% Due 12/01/2020	375,000	394,567
Newport Kentucky GO Unlimited, 3.000% Due 05/01/2023	205,000	223,503
Pembroke Pines Florida GO Unlimited, 5.000% Due 09/01/2024	200,000	252,848
Sandusky Ohio GO Limited, 3.000% Due 12/01/2017	300,000	307,398
Springboro Ohio GO Limited, 3.000% Due 12/01/2017	150,000	153,752
Tiffin Ohio GO Unlimited, 3.000% Due 12/01/2018	420,000	436,493
Tiffin Ohio GO Unlimited, 3.000% Due 12/01/2020	225,000	240,421
Westerville Ohio GO Limited (AMBAC Insured), 5.000% Due 12/01/2024	40,000	41,938
Xenia Ohio GO Limited, 2.000% Due 12/01/2017	200,000	202,638
9.1% - Total For General Obligation - City		$7,234,813

Campbell County Kentucky GO Unlimited (XLCA Insured), 4.000% Due 12/01/2016	250,000	250,590
Butler County Ohio General Obligation Limited, 5.000% Due 12/01/2024	160,000	202,274
Cuyahoga County Ohio Capital Improvement GO Limited, 5.000% Due 12/01/2016	325,000	327,139
Greene County Ohio GO Limited (AMBAC Insured), 4.000% Due 12/01/2017	450,000	466,474
Hamilton County Ohio Various Purpose GO Limited, 4.000% Due 12/01/2018	160,000	169,750
Portage County Ohio GO Limited, 3.000% Due 12/01/2021	270,000	279,663
Riversouth Ohio Authority Revenue, 4.000% Due 12/01/2031	700,000	792,162
Rowan County Kentucky GO Unlimited (AGM Insured), 4.000% Due 06/01/2024	390,000	445,700
Summit County Ohio GO Limited, 4.000% Due 12/01/2023	300,000	352,260
4.1% - Total For General Obligation - County		$3,286,012

Ohio GO Unlimited, 4.000% Due 05/01/2017	100,000	101,840
Ohio GO Unlimited Common Schools - Series C, 4.250% Due 09/15/2022	845,000	991,379
Ohio Infrastructure Improvement GO Unlimited, 5.000% Due 08/01/2022	500,000	606,215
2.1% - Total For General Obligation - State		$1,699,434

Arizona Board of Regents Revenue Arizona State University, 5.000% Due 08/01/2028	815,000	981,390
Arizona Board of Regents Revenue Arizona State University, 5.750% Due 07/01/2023*	300,000	325,152
Arizona Board of Regents Revenue University of Arizona, 5.000% Due 06/01/2029	125,000	152,285
Cleveland State Ohio General Receipts Revenue, 4.000% Due 06/01/2017	150,000	153,011
Colorado Board of Governors University Enterprise System Revenue, 5.000% Due 03/01/2027	225,000	291,555
Colorado Higher Education Lease Financing Program Certificate of Participation, 5.000% Due 11/01/2025	290,000	369,301
Florida State Board of Governors Florida State University Mandatory Student Fee Revenue Series A, 4.000% Due 07/01/2018	600,000	632,334
Kent State University Ohio General Receipt Revenue Series B (Assured Guaranty Insured), 5.000% Due 05/01/2017	830,000	849,812
Lake County Ohio Community College District GO Unlimited, 2.000% Due 12/01/2018	155,000	157,929
Lorain County Ohio Community College District General Receipts Revenue Bond, 3.000% Due 06/01/2020	190,000	201,003
Miami University Ohio General Receipts Revenue, 4.000% Due 09/01/2023	1,040,000	1,158,862
Miami University Ohio General Receipts Revenue, 5.000% Due 09/01/2020	100,000	114,044
Miami University Ohio Revenue (AMBAC Insured), 5.250% Due 09/01/2017	150,000	155,967
Miami University Ohio Revenue, 4.000% Due 09/01/2027	300,000	335,031
Northern Kentucky University General Receipts Revenue, 3.000% Due 09/01/2021	210,000	226,393
Ohio Higher Education Facilities Revenue Case Western Reserve - Series C, 5.000% Due 12/01/2020	155,000	162,288
Ohio Higher Education Facilities Revenue University of Dayton, 5.500% Due 12/01/2024	250,000	273,195
Ohio State Higher Educational Facilities Revenue - University of Dayton, 4.000% Due 12/01/2017	165,000	170,671
Ohio State Higher Educational Facilities Revenue - University of Dayton, 5.000% Due 12/01/2018	155,000	167,770
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2019	135,000	150,304
Ohio University General Receipts Revenue Bond, 5.000% Due 12/01/2022	110,000	132,124
Purdue Indiana University Certificates of Participation, 5.250% Due 07/01/2017	300,000	309,720
University of Akron Ohio General Receipts Revenue (AGM Insured), 5.000% Due 01/01/2022	350,000	390,463
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2028	410,000	497,092
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	650,000	774,033
University of Akron Ohio General Receipts Revenue, 5.000% Due 01/01/2029	335,000	412,191
University of Cincinnati General Receipts Revenue Series G, 5.000% Due 06/01/2017	280,000	287,633
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020	300,000	341,919
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2020*	250,000	261,933
University of Cincinnati General Receipts Revenue, 5.000% Due 06/01/2026	470,000	551,822
University of Toledo General Receipts Revenue, 5.000% Due 06/01/2017	205,000	210,109
University of Toledo Revenue, 5.000% Due 06/01/2021	300,000	349,242
University of Toledo Revenue, 5.000% Due 06/01/2026	885,000	1,053,300
15.8% - Total For Higher Education		$12,599,878

Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 09/01/2017	125,000	129,565
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 10/15/2024	100,000	116,572
Allegheny County Pennsylvania Hospital Development Authority Revenue - University of Pittsburgh Medical Center, 6.000% Due 07/01/2027	250,000	338,700
Butler County Ohio Hospital Facilities Revenue - Cincinnati Children's Hospital (National RE Insured), 5.000% Due 05/15/2031	400,000	401,644
Franklin County Ohio Hospital Revenue Nationwide Childrens - Series A, 4.500% Due 11/01/2021	335,000	360,349

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital Obligated Group, 5.250% Due 06/01/2027	420,000	496,087
Hamilton County Ohio Health Care Facilities Revenue - The Christ Hospital, 5.250% Due 06/01/2025	950,000	1,127,146
Hamilton County Ohio Hospital Facilities Revenue Cincinnati Children's Hospital, 5.000% Due 05/15/2027	100,000	122,504
Kentucky Economic Development Finance Authority Hospital Facilities Revenue - St. Elizabeth Medical Center, 5.000% Due 05/01/2024	500,000	551,735
Monroeville Pennsylvania Finance Authority Revenue - University of Pittsburgh Medical Center, 5.000% Due 02/15/2027	300,000	380,943
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2020	170,000	191,384
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2025	430,000	469,990
Ohio Hospital Facilities Revenue - Cleveland Clinic, 5.000% Due 01/01/2018	100,000	105,102
Pennsylvania Economic Development Financing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2025	450,000	555,359
Nashville and Davidson County Tennessee Vanderbilt University Medical Center, 5.000% Due 07/01/2031	150,000	182,956
Pennsylvania Economic Development Financeing Authority - University of Pittsburgh Medical Center Revenue, 5.000% Due 02/01/2029	250,000	300,043
Pennsylvania State Higher Education Facility Bond - University of Pennsylvania Health System, 5.250% Due 08/15/2026	500,000	598,210
8.1% - Total For Hospital/Health Bonds		$6,428,289

Franklin County Ohio Convention Facilities Authority Revenue, 5.000% Due 12/01/2022	500,000	604,155
Hopkins County Kentucky Public Properties Corp. Judicial Center Project First Mortgage Revenue, 3.000% Due 06/01/2019	300,000	313,587
Kentucky Association of Counties Financing Corp. Revenue, 4.250% Due 02/01/2023	200,000	220,982
Mason Ohio Certificate of Participation - Community Center Project, 3.625% Due 12/01/2018	150,000	158,110
Mason Ohio Certificate of Participation, 5.000% Due 12/01/2023	750,000	862,545
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2025	500,000	537,010
Newport Kentucky First Mortgage Court Facilities Project Revenue, 4.000% Due 10/01/2026	100,000	107,311
Ohio Capital Facilities Lease Appropriation - Parks & Recreational Improvement Revenue, 1.500% Due 08/01/2018	100,000	101,100
Ohio Capital Facilities Lease Appropriation Revenue, 4.000% Due 04/01/2026	150,000	165,260
Ohio Capital Facilities Lease Appropriation Revenue, 5.000% Due 04/01/2024	275,000	317,279
4.3% - Total For Revenue Bonds - Facility		$3,387,339

Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2016	250,000	251,683
Akron Ohio Sewer System Revenue (AMBAC Insured), 5.000% Due 12/01/2017	400,000	417,620
Butler County Ohio Water and Sewer GO Limited, 3.500% Due 12/01/2017	400,000	412,348
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023	120,000	144,932
Central Ohio Solid Waste Authority GO Limited, 5.000% Due 12/01/2023*	10,000	12,127
Clermont County Ohio Sewer System Revenue, 2.000% Due 08/01/2018	300,000	305,949
Evansville Indiana Waterworks District Revenue, 5.000% Due 01/01/2022	300,000	354,864
Lafayette Indiana Sewage Works Revenue, 5.000% Due 07/01/2022	150,000	178,762
Lima Ohio Sanitary Sewer Revenue, 3.000% Due 12/01/2016	280,000	280,913
Lima Ohio Sanitary Sewer Revenue, 5.000% Due 12/01/2024	200,000	238,930
Mt. Vernon Ohio Waterworks Revenue, 3.750% Due 12/01/2018	225,000	237,566
Ohio Water Development Authority Revenue, 5.000% Due 12/01/2022	275,000	336,641
Springboro Ohio Sewer System Revenue, 4.000% Due 06/01/2022	245,000	277,806
Toledo Ohio Water System Revenue, 5.000% Due 11/15/2025	255,000	320,976
Toledo Ohio Waterworks Revenue, 4.000% Due 11/15/2022	365,000	420,392
Washington County Oregon Clean Water Services Sewer Revenue Senior Lien Series A, 5.250% Due 10/01/2025	290,000	327,120
5.7% - Total For Revenue Bonds - Water & Sewer		$4,518,629

Humboldt County Nevada Polution Control Revenue (Sierra Pacific Power Co.), 1.250% Due 06/03/2019	300,000	299,139
Akron Ohio Income Tax Revenue Commnuity Learning Centers, 5.000% Due 12/01/2028	380,000	451,398
Aurora Colorado Certificates of Participation, 3.500% Due 12/01/2018	280,000	294,028
Cincinnati Ohio Economic Development Revenue, 4.200% Due 11/01/2019	150,000	160,139
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 2.000% Due 11/01/2016	220,000	220,191
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 4.750% Due 11/01/2030	500,000	595,705
Cincinnati Ohio Economic Development Revenue (Baldwin 300 Project), 5.000% Due 11/01/2032	390,000	470,328
Cincinnati Ohio Economic Development Revenue U-Square-the-Loop Project, 3.500% Due 11/01/2024	110,000	118,581
Clermont County Ohio Transportation District Roadway Improvement Revenue Bond, 2.000% Due 12/01/2017	240,000	243,250
Escambia County Florida Pollution Control Revenue, 2.100% Due 4/11/2019	170,000	173,018
Escambia County Florida Solid Waste Disposal Revenue, 1.400% Due 12/01/2017	555,000	555,949
Florida Board of Education Lottery Revenue, 4.000% Due 07/01/2022	105,000	115,069
Hamilton County Ohio Economic Development King Highland Community Urban Redevelopment Corp. Revenue, 5.000% Due 06/01/2030	655,000	785,103
Louisa Virginia Industrial Development Authority (Virginia Electric & Power Co.), 2.150% Due 09/01/2020	650,000	669,461
Mobile Alabama Industrial Development Board Pollution Control Revenue, 1.625% Due 10/02/2018	400,000	402,312
Montgomery County Ohio Transportation Improvement Special Obligation Revenue, 3.000% Due 12/01/2017	200,000	202,568
Montgomery County Ohio Transportation Improvement Special Obligation Revenue, 3.500% Due 12/01/2019	400,000	415,016
Ohio Major New Infrastructure Revenue, 5.500% Due 06/15/2020*	600,000	646,620
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2022	250,000	299,848
Ohio Major New State Infrastructure Project Revenue, 5.000% Due 12/15/2023	500,000	620,070
Ohio Cultural and Sports Facilities Project Revenue, 4.000% Due 10/01/2019	225,000	244,688
Ohio Major New State Infrastructure Project Revenue, 6.000% Due 06/15/2017	300,000	310,800
Ohio Revitalization Project Revenue, 3.000% Due 10/01/2016*	100,000	100,000
Ohio Transportation Project Revenue, 2.000% Due 05/15/2018	155,000	157,796
10.7% - Total For Other Revenue Bonds		$8,551,077

Bellbrook-Sugarcreek LSD GO Unlimited, 4.000% Due 12/01/2031	325,000	366,366
Boone County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 05/01/2019	500,000	516,930
Breckinridge County Kentucky SD Finance Corp., 5.000% Due 04/01/2025	265,000	327,484
Brookville Ohio LSD GO Limited (FSA Insured), 4.000% Due 12/01/2019	120,000	123,773
Bullitt County Kentucky SD Finance Corp. School Building Revenue Bond, 2.500% Due 07/01/2018	315,000	321,968
Chillicothe Ohio CSD GO (FGIC Insured), 4.000% Due 12/01/2018	300,000	301,614
Chillicothe Ohio CSD Special Obligation Revenue, 4.000% Due 12/01/2023	130,000	147,566
Clark County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2022	115,000	124,381
Columbus Ohio CSD GO Limited, 2.000% Due 12/01/2016	125,000	125,238

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value
Columbus Ohio CSD GO Unlimited, 4.000% Due 12/01/2029	400,000	457,452
Columbus Ohio CSD School Facilities Construction and Improvement GO, 4.000% Due 12/01/2023	175,000	189,058
Danville Indiana School Building Corp. First Mortgage Revenue, 4.000% Due 07/15/2017	225,000	230,195
Dublin Ohio CSD GO Unlimited, 5.000% Due 12/01/2026	500,000	607,265
Fairfield Ohio CSD GO Unlimited, 5.000% Due 12/01/2020	420,000	480,824
Fairlawn Ohio LSD GO Unlimited (School District Credit Program), 3.000% Due 12/01/2018	170,000	176,824
Fort Mill South Carolina School Facilities Corp. Installment Purchase Revenue, 5.000% Due 12/01/2024	300,000	370,458
Franklin Indiana Community Multi-School Building Corp., 5.000% Due 01/15/2023	200,000	240,986
Green County Kentucky SD Finance Corp. School Building Revenue (State Seek Insured), 2.750% Due 04/01/2017	370,000	372,860
Greenville Ohio CSD GO Unlimited (SD Credit Program Insured), 4.000% Due 01/01/2021	110,000	121,299
Hamilton Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2019	300,000	334,995
Hardin County Kentucky SD Finance Corp. Revenue, 2.500% Due 06/01/2021	100,000	104,894
Hardin County Kentucky SD Finance Corp. Revenue, 5.000% Due 05/01/2024	500,000	612,780
Harper Creek Michigan CSD GO Unlimited, 4.000% Due 05/01/2017	220,000	223,742
Harrison Hills Ohio CSD GO Unlimited (School District Credit Program), 4.000% Due 11/01/2017	215,000	221,977
Highland Ohio LSD GO Unlimited, 2.000% Due 12/01/2016	120,000	120,223
Hillsborough County Florida School Board Certificates of Participation, 5.000% Due 07/01/2025	200,000	251,532
Jackson Milton Ohio LSD Cercificates of Participation (BAM Insured), 2.000% Due 06/01/2019	200,000	203,746
Jackson Milton Ohio LSD Cercificates of Participation (BAM Insured), 4.000% Due 06/01/2031	270,000	294,311
Keller Texas ISD GO Unlimited, 4.500% Due 02/15/2020	5,000	5,418
Kenston Ohio LSD Improvement GO Unlimited, 5.000% Due 12/01/2019	150,000	168,042
Kenton County Kentucky SD Finance Corp. Revenue, 4.000% Due 02/01/2028	400,000	453,164
Kenton County Kentucky SD Finance Corp. School Building Revenue, 4.500% Due 02/01/2025	300,000	324,690
Lake County Ohio GO Limited Bond Anticipation Notes, 1.000% Due 3/22/2017	1,000,000	1,000,770
Kettering Ohio CSD GO Unlimited, 4.000% Due 12/01/2020	240,000	267,158
Kettering Ohio CSD GO Unlimited, 4.000% Due 12/01/2030	400,000	451,264
Kettering Ohio CSD GO Unlimited, 4.750% Due 12/01/2018	250,000	256,407
Lake Ohio LSD of Stark County GO Unlimited, 2.000% Due 12/01/2016	150,000	150,279
Lake Ohio LSD of Stark County GO Unlimited, 4.000% Due 12/01/2023	400,000	458,076
Lakota Ohio LSD GO Unlimited, 4.000% Due 12/01/2027	125,000	142,309
Lakota Ohio LSD GO Unlimited, 5.000% Due 12/01/2021	350,000	414,561
Lakota Ohio LSD GO, 5.250% Due 12/01/2025	205,000	263,450
Licking Valley Ohio LSD GO Unlimited, 2.000% Due 12/01/2017	200,000	202,684
Mahoning County Ohio Career and Technical Center Board of Education Certificates of Participation, 3.500% Due 12/01/2018	100,000	102,607
Mansfield Texas ISD GO Unlimited, 1.750% Due 08/1/2017	400,000	402,612
Mariemont Ohio CSD School Facilities Project Certificate of Participation, 1.500% Due 12/01/2017	115,000	115,490
Marysville Michigan PSD GO Unlimited, 5.000% Due 05/01/2021	250,000	289,242
Marysville Ohio Exempted Village SD GO Unlimited, 4.000% Due 12/01/2023	165,000	191,801
Miamisburg Ohio CSD Certificates of Participation, 1.000% Due 12/01/2016	100,000	99,951
Miamisburg Ohio CSD Certificates of Participation, 2.000% Due 12/01/2018	160,000	161,690
Milford Ohio Exempt Village SD GO Unlimited (AGM Insured), 5.500% Due 12/01/2030	950,000	1,261,344
Mt. Healthy Ohio CSD GO Unlimited (School District Credit Program), 5.000% Due 12/01/2018	250,000	269,763
Newark Ohio CSD GO Unlimited, (School District Credit Program), 4.000% Due 12/01/2026	235,000	273,079
Northwest Ohio LSD Hamilton & Butler Counties Certificates of Participation, 2.500% Due 12/01/2019	150,000	154,887
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 2.000% Due 12/01/2016	340,000	340,646
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2028	100,000	121,917
Northwest Ohio LSD Hamilton & Butler Counties GO Unlimited, 5.000% Due 12/01/2029	150,000	182,201
Parchment Michigan SD GO Unlimited, 4.000% Due 05/01/2018	275,000	287,262
Pickerington Ohio LSD GO (National RE Insured), 4.500% Due 12/01/2023	500,000	503,175
Princeton Ohio CSD Certificates of Participation, 3.500% Due 12/01/2026	275,000	291,640
Reynoldsburg Ohio CSD GO, 4.375% Due 12/01/2018	200,000	211,666
Reynoldsburg Ohio CSD GO, 5.000% Due 12/01/2020*	200,000	213,716
Scott County Kentucky SD Finance Corp. Revenue Bond, 2.500% Due 02/01/2018	100,000	101,699
South Range Ohio LSD GO Unlimited, 2.000% Due 12/01/2018	125,000	126,746
Springboro Ohio CSD GO (AGM Insured), 5.250% Due 12/01/2018	310,000	335,941
Switzerland Ohio LSD GO Unlimited (SDCEP Insured), 4.000% Due 12/01/2026	415,000	466,472
Sycamore Ohio CSD GO, 4.375% Due 12/01/2018	400,000	402,252
Talawanda Ohio SD GO Limited, 3.000% Due 12/01/2016	120,000	120,416
Toledo Ohio CSD GO Unlimited, 5.000% Due 12/01/2029	660,000	811,239
Trotwood-Madison Ohio CSD GO Unlimited, 4.000% Due 12/01/2028	210,000	242,164
Vermillion Ohio LSD Certificates of Participation, 5.000% Due 12/01/2023	230,000	263,309
Wadsworth Ohio CSD GO Unlimited, 3.000% Due 12/01/2023	210,000	214,983
Wadsworth Ohio CSD GO Unlimited, 3.500% Due 12/01/2022	215,000	234,769
Washington County Kentucky SD Finance Corp. Revenue Bond, 3.000% Due 08/01/2019	185,000	194,317
Wayne Trace Ohio LSD GO (SDCEP Insured), 3.000% Due 12/01/2020	320,000	326,029
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, 2.000% Due 04/01/2017	175,000	175,936
Wentzville R-IV SD of Saint Charles County Missouri Certificates of Participation, 4.000% Due 04/01/2030	395,000	440,066
West Clermont Ohio LSD GO Unlimited (School District Credit Program), 4.000% Due 12/01/2017	300,000	310,452
Western Reserve Ohio LSD GO (SDCEP Insured), 4.000% Due 12/01/2022	240,000	263,870
Wyoming Ohio CSD GO Unlimited, 5.000% Due 12/01/2023	200,000	245,798
Wyoming Ohio CSD GO Unlimited, 5.750% Due 12/01/2017	460,000	485,967
Wyoming Ohio CSD School Improvement GO Unlimited, 3.000% Due 12/01/2018	160,000	166,040
Zanesville Ohio CSD GO Unlimited (SDCEP Insured), 4.500% Due 12/01/2019	200,000	219,786
30.3% - Total For School District		$24,151,953

Kentucky Asset and Liability Commission Revenue, 5.250% Due 09/1/2023	965,000	1,194,390
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2025	600,000	715,458
Kentucky Property and Buildings Commission Revenue, 5.000% Due 08/01/2029	600,000	718,602
Kentucky Property and Buildings Commission Revenue, 5.000% Due 10/01/2023	350,000	421,967

The accompanying notes are an integral part of these financial statements.

MUNICIPAL INCOME FUND	Unaudited - Portfolio of Investments as of September 30, 2016

Municipal Income Securities - Bonds	Face Value	Fair Value
Ohio Building Authority (FGIC Insured), 5.000% Due 10/01/2017	420,000	437,296
Ohio Building Authority Revenue (National Re Insured), 5.000% Due 10/01/2016	100,000	100,000
Ohio Building Authority Revenue, 5.000% Due 10/01/2020	215,000	240,465
Ohio Building Authority State Facilities Administrative Building Fund Project B, 5.250% Due 10/01/2017	180,000	187,855
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 4.000% Due 09/01/2027	145,000	161,201
Ohio Department of Administration Certificate of Participation - Multi-Agency Radio Communication Project, 5.000% Due 09/01/2020	350,000	401,895
Ohio Department of Administration Certificate of Participation, 5.000% Due 03/01/2024	300,000	355,002
Ohio Department of Administration Certificates of Participation, 5.000% Due 03/01/2017	200,000	203,376
6.5% - Total For State Agency		$5,137,507

Missouri State Housing Development Commission Single Family Mortgage Revenue (GNMA/FNMA/FHLMC Insured), 3.550% Due 05/01/2023	270,000	286,980
Missouri State Housing Development Commission Single Family Mortgage Revenue Series C (GNMA/FNMA/FHLMC Insured), 4.650% Due 09/01/2024	45,000	46,793
Ohio Housing Finance Agency Residential Mortgage Revenue 2009 Series A, 5.550% Due 09/01/2028	145,000	151,123
Ohio Housing Finance Agency Residential Mortgage Revenue Series F (FNMA/GNMA/FHLMC Insured), 4.500% Due 09/01/2024	205,000	214,551
Ohio Housing Finance Agency Revenue, 5.900% Due 09/01/2023	105,000	109,164
1.0% - Total For Housing		$808,611

Total Municipal Income Securities - Bonds 97.7%		$77,803,542
(Identified Cost $74,670,213)

Cash Equivalents	Shares

Federated Ohio Municipal Cash Trust Money Market Fund**	1,616,897	1,616,897
Total Cash Equivalents 2.0%		$1,616,897
(Identified Cost $1,616,897)

Total Portfolio Value 99.7%		$79,420,439
(Identified Cost $76,287,110)

Other Assets in Excess of Liabilities 0.3%		$187,434

Total Net Assets 100.0%		$79,607,873

* Pre-refunded / Escrowed-to-Maturity Bonds; as of September 30, 2016, these bonds represented 1.96% of total assets.

** Variable Rate Security; as of September 30, 2016, the 7 day yield was 0.01%.

AGM - Assured Guaranty Municipal Mortgage Association

AMBAC - American Municipal Bond Assurance Corp.

CSD - City School District

FGIC - Financial Guaranty Insurance Co.

FHLMC - Federal Home Loan Mortgage Corp.

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GNMA - Government National Mortgage Association

GO - General Obligation

LSD - Local School District

MBIA - Municipal Bond Insurance Association

PSD - Public School District

SD - School District

SDCEP - Ohio School District Credit Enhancement Program

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Unaudited - Portfolio of Investments as of September 30, 2016

Fixed Income Securities

	Face Value	Fair Value
Corporate Bonds:
Finance
American Express Senior Unsecured Notes, 6.000% Due 09/13/2017	1,400,000	$1,460,203
American Express Senior Unsecured Notes, 6.150% Due 08/28/2017	1,000,000	1,042,158
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	1,000,000	1,107,476
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	2,400,000	2,654,268
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,808,000	1,862,549
Fifth Third Bancorp Subordinated Notes, 4.500% Due 06/01/2018	819,000	849,458
Fifth Third Bancorp Subordinated Notes, 5.450% Due 01/15/2017	1,458,000	1,474,402
Goldman Sachs Group Inc. Senior Unsecured Floating Rate Notes, 1.481% Due 05/22/2017	2,500,000	2,504,338
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	2,190,000	2,181,921
JPMorgan Chase & Co. Senior Unsecured Notes, 2.750% Due 06/23/2020	1,700,000	1,749,390
JPMorgan Chase & Co. Subordinated Notes, 6.000% Due 10/01/2017	770,000	803,048
Key Bank NA Senior Unsecured Notes, 1.700% Due 06/01/2018	1,000,000	1,004,894
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,100,000	1,241,775
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	530,000	559,675
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	2,400,000	2,410,524
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,450,000	2,470,592
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	1,000,000	1,011,544
National City Corp. Subordinated Notes, 6.875% Due 05/15/2019	750,000	844,822
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,250,000	1,289,464
Prudential Financial Inc. Senior Unsecured Notes, 5.375% Due 06/21/2020	750,000	841,914
Suntrust Banks Inc. Senior Unsecured Notes, 3.500% Due 01/20/2017	1,100,000	1,105,576
Suntrust Banks Inc. Senior Unsecured Notes, 6.000% Due 09/11/2017	1,235,000	1,285,153
Wells Fargo & Co. Senior Unsecured Notes, 2.100% Due 07/26/2021	2,500,000	2,491,435
29.8% - Total Finance		$34,246,579

Industrial
AT&T Inc. Senior Unsecured Notes, 4.600% Due 02/15/2021	543,000	595,695
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,845,000	1,943,907
Becton Dickinson Senior Unsecured Notes, 2.675% Due 12/15/2019	80,000	82,617
Becton Dickinson Senior Unsecured Notes, 6.375% Due 08/01/2019	2,000,000	2,256,732
Burlington Northern Santa Fe Senior Unsecured Notes, 4.700% Due 10/01/2019	500,000	549,498
Chevron Corp. Senior Unsecured Floating Rate Note, 1.768% Due 05/16/2021**	1,000,000	1,005,079
Chevron Corp. Senior Unsecured Note, 2.427% Due 06/24/2020	1,945,000	2,000,909
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	2,170,000	2,170,651
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,127,000	1,194,662
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	1,500,000	1,612,493
General Electric Capital Corp. Senior Unsecured Notes, 1.428% Due 04/15/2020**	1,380,000	1,390,794
General Electric Capital Corp. Senior Unsecured Notes, 1.653% Due 03/15/2023**	2,000,000	2,006,932
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,150,000	1,284,595
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,065,789
Schulmberger Norge AS Senior Unsecured Notes, 1.250% Due 08/01/2017*	1,000,000	999,084
Shell International Senior Unsecured Notes, 4.375% Due 03/25/2020	2,100,000	2,292,070
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	1,575,000	1,615,682
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	3,000,000	3,016,350
Verizon Communications Senior Unsecured Notes, 4.500% Due 09/15/2020	2,000,000	2,194,736
25.4% - Total Industrial		$29,278,275

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	890,000	948,121
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	2,194,000	2,405,276
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	2,000,000	2,218,442
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,600,000	1,603,051
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	600,000	651,385
Georgia Power Co. Senior Unsecured Notes, 4.250% Due 12/01/2019	1,040,000	1,124,785
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	1,000,000	1,029,422
Gulf Power Co. Senior Notes, 5.300% Due 12/01/2016	450,000	452,834
Interstate Power & Light Senior Unsecured Notes, 3.650% Due 09/01/2020	600,000	637,903
National Rural Utilites Corp. Collateral Trust Notes, 5.450% Due 02/01/2018	1,000,000	1,055,356
National Rural Utilites Corp. Collateral Trust Notes, 5.450% Due 04/10/2017	1,150,000	1,176,227
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,280,000	1,372,081
Virginia Electric & Power Co. Senior Unsecured Notes, 5.400% Due 04/30/2018	1,000,000	1,064,299
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	1,205,000	1,227,032
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	2,023,000	2,066,051
16.5% - Total Utilities		$19,032,265

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Short Duration Bond Fund	Unaudited - Portfolio of Investments as of September 30, 2016

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,164,400	4,209,759
United States Treasury Floating Rate Notes, 0.450% Due 04/30/2018**	1,500,000	1,501,250
United States Treasury Floating Rate Notes, 0.532% Due 01/31/2018**	1,000,000	1,002,434
United States Treasury Notes, 2.750% Due 08/15/2042	1,300,000	1,300,914
7.0% - Total United States Government Treasury Obligations		$8,014,357

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.000% Due 05/25/2021**	2,500,000	2,499,992
FHLMC Step-up Coupon Notes, 1.000% Due 07/12/2021**	3,000,000	3,000,180
FHLMC Step-up Coupon Notes, 1.000% Due 07/27/2021**	1,800,000	1,795,358
FHLMC Step-up Coupon Notes, 1.050% Due 08/24/2021**	1,500,000	1,499,079
FHLMC Step-up Coupon Notes, 1.100% Due 06/07/2021**	1,380,000	1,380,168
FHLMC Step-up Coupon Notes, 1.100% Due 06/21/2021**	2,000,000	2,000,264
10.6% - Total United States Government Agency Obligations		$12,175,041

United States Government Agency Obligations - Mortgage-Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.251% Due 04/01/2042**	648,174	675,522
FHLMC CMO Series 2989 Class TG, 5.500% Due 06/15/2025	802,073	876,973
FHLMC CMO Series 3925 Class VA, 4.000% Due 11/15/2022	909,740	927,475
FHLMC CMO Series 4009 Class PA, 2.000% Due 06/15/2041	592,736	595,795
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	643,708	659,876
FNMA 7/1 Hybrid ARM, 2.775% Due 02/01/2046**	1,094,138	1,132,312
FNMA 7/1 Hybrid ARM, 2.794% Due 12/01/2044**	911,090	946,345
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	561,137	610,569
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	103,171	103,156
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	1,068,131	1,188,110
GNMA CMO Pool 2004-95 Class QA, 4.500% Due 03/20/2034	64,143	67,257
GNMA Pool 726475, 4.000% Due 11/15/2024	323,376	341,367
7.1% - Total United States Government Agency Obligations- Mortgage-Backed Securities		$8,124,757

Taxable Municipal Bonds
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 2.731% Due 01/01/2017	1,110,000	1,114,684
West Virginia University Board of Governors Revenue, 1.262% Due 10/01/2016	1,430,000	1,430,000
2.2% - Total Taxable Municipal Bonds		$2,544,684

Total Fixed Income Securities 98.6%		$113,415,958
(Identified Cost $112,853,392)

Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	788,130	788,130
Total Cash Equivalents 0.7%		$788,130
(Identified Cost $788,130)

Total Portfolio Value 99.3%		$114,204,088
(Identified Cost $113,641,522)

Other Assets in Excess of Liabilities 0.7%		$827,072

Total Net Assets 100.0%		$115,031,160

* 144A Restricted Security. The total fair value of such securities as of September 30, 2016 was $2,371,165 and represented 2.06% of net assets.

- Schlumberger Norge Bond, Lot 1, purchased on June 23, 2016, for $999,810; price on September 30, 2016 was $99.908.

- Northern Natural Gas Co. Bond, Lot 1, was purchased on October 12, 2012, for $1,223,180; price on September 30, 2016 was $107.194.

- Northern Natural Gas Co. Bond, Lot 2, was purchased on January 15, 2013, for $72,412.80; price on September 30, 2016 was $107.194.

- Northern Natural Gas Co. Bond, Lot 3, was purchased on November 26, 2014, for $249,766; price on September 30, 2016 was $107.194.

** Variable Rate Security; the rate shown is as of September 30, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Unaudited - Portfolio of Investments as of September 30, 2016

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
Ace INA Holdings Senior Unsecured Notes, 2.875% Due 11/03/2022	2,000,000	$2,101,014
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,460,000	1,519,349
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	2,116,000	2,280,130
BB&T Corp. Subordinated Notes, 3.950% Due 03/22/2022	500,000	540,036
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,105,945
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,250,000	1,403,350
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	2,000,000	2,155,060
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	1,600,000	1,594,098
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,600,000	1,684,438
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,043,501
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	500,000	564,443
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 3.500% Due 06/03/2024	1,500,000	1,586,929
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,500,000	1,689,644
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,000,000	1,102,433
Suntrust Banks Inc. Senior Unsecured Notes, 6.000% Due 09/11/2017	1,600,000	1,664,976
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	1,250,000	1,325,841
US Bancorp Subordinated Notes, 2.950% Due 07/15/2022	1,246,000	1,298,070
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	1,000,000	1,071,748
Wells Fargo & Co. Subordinated Notes, 4.300% Due 07/22/2027	1,400,000	1,508,833
Wells Fargo & Co. Subordinated Notes, 4.480% Due 01/16/2024	1,220,000	1,334,870
24.9% - Total Finance		$28,574,708

Industrial
AT&T Inc. Senior Unsecured Notes, 3.000% Due 02/15/2022	1,500,000	1,548,801
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,790,000	1,881,337
Chevron Corp. Senior Unsecured Notes, 2.335% Due 12/05/2022	1,500,000	1,527,160
CVS Health Corp. Senior Unsecured Notes, 3.500% Due 07/20/2022	1,200,000	1,284,467
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,310,000	1,440,176
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,500,000	1,550,610
General Electric Capital Corp. Senior Unsecured Notes, 1.428% Due 04/15/2020**	753,000	758,890
General Electric Capital Corp. Senior Unsecured Notes, 1.653% Due 03/15/2023**	2,230,000	2,237,729
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	990,000	1,068,345
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,100,000	1,228,743
Norfolk Southern Corp. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,065,789
Norfolk Southern Corp. Senior Unsecured Notes, 5.900% Due 06/15/2019	500,000	557,079
Pepsico Inc. Senior Unsecured Notes, 7.900% Due 11/01/2018	215,000	243,860
Shell International Finance Senior Unsecured Notes, 2.150% Due 05/11/2020	1,250,000	1,268,863
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,000,000	1,053,473
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	500,000	512,915
United Technologies Corp. Senior Unsecured Notes, 4.875% Due 03/01/2020	1,000,000	1,097,512
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,500,000	1,508,175
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	1,782,000	1,874,539
20.8% - Total Industrial		$23,708,463

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 5.750% Due 04/01/2018	460,000	490,040
Berkshire Hathaway Energy Senior Unsecured Notes, 3.750% Due 11/15/2023	1,000,000	1,091,669
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	620,000	679,704
Duke Energy Ohio First Mortgage, 5.450% Due 04/01/2019	1,000,000	1,100,104
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	500,000	511,626
Enterprise Products Senior Unsecured Notes, 4.050% Due 02/15/2022	1,000,000	1,084,756
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,190,000	1,192,269
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	500,000	542,821
Georgia Power Co. Senior Unsecured Notes, 2.850% Due 05/15/2022	1,111,000	1,163,553
National Rural Utilities Corp. Collateral Trust, 10.375% Due 11/01/2018	500,000	591,231
National Rural Utilities Corp. Collateral Trust, 5.450% Due 02/01/2018	1,190,000	1,255,874
Northern Natural Gas Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,071,938
Virginia Electric & Power Co. Senior Unsecured Notes, 2.950% Due 01/15/2022	415,000	435,037
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	1,500,000	1,517,620
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,091,674
12.0% - Total Utilities		$13,819,916

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Intermediate Bond Fund	Unaudited - Portfolio of Investments as of September 30, 2016

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.625% Due 02/15/2043	1,732,371	1,736,981
United States Treasury Notes, 2.750% Due 11/15/2042	1,650,000	1,796,180
United States Treasury Notes, 3.000% Due 02/28/2017	5,500,000	5,559,252
United States Treasury Floating Rate Notes, 0.532% Due 01/31/2018**	4,300,000	4,310,466
United States Treasury Floating Rate Notes, 0.450% Due 04/30/2018**	5,000,000	5,004,165
16.0% - Total United States Government Treasury Obligations		$18,407,044

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	2,000,000	1,998,104
FHLMC Step-up Coupon Notes, 1.000% Due 04/28/2021**	2,000,000	2,000,120
FHLMC Step-up Coupon Notes, 1.100% Due 06/07/2021**	3,250,000	3,250,397
FHLMC Step-up Coupon Notes, 1.100% Due 06/21/2021**	3,000,000	3,000,396
8.9% - Total United States Government Agency Obligations		$10,249,017

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.251% Due 04/01/2042**	694,472	723,773
FHLMC CMO Pool J12635, 4.000% Due 07/01/2025	678,860	720,417
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	204,665	225,524
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,086,041	1,157,363
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	262,738	269,337
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	318,676	362,349
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.266% Due 12/01/2041**	481,238	502,021
FNMA 7/1 Hybrid ARM, 2.794% Due 12/01/2044	935,809	972,021
FNMA CMO Series 2015-37 Class BA, 3.000% Due 08/25/2044	2,088,864	2,195,414
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	1,463,624	1,509,532
FNMA Partner Certificate Pool MA0384, 5.000% Due 04/01/2030	427,253	475,245
FNMA CMO Pool AA4392, 4.000% Due 04/01/2039	427,366	459,843
8.4% - Total United States Government Agency Obligations - Mortgage Backed Securities		$9,572,839

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	725,000	807,114
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,000,000	1,169,180
Kentucky Asset Liability Commission Revenue - Build America Bonds, 4.104% Due 04/01/2019	1,000,000	1,062,460
Kentucky Asset Liability Commission Revenue - Build America Bonds, 5.339 % Due 04/01/2022	300,000	341,004
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 5.117% Due 06/01/2021	1,435,000	1,597,227
University of North Carolina Chapel Hill Hospital Revenue - Build America Bonds, 3.539% Due 02/01/2017	1,315,000	1,327,335
5.5% - Total Taxable Municipal Bonds		$6,304,320

Total Fixed Income Securities 96.5%		$110,636,307
(Identified Cost $107,699,933)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	42,390	1,157,671
Total Preferred Stocks 1.0%		$1,157,671
(Identified Cost $1,006,256)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	2,115,923	2,115,923
Total Cash Equivalents 1.8%		$2,115,923
(Identified Cost $2,115,923)

Total Portfolio Value 99.3%		$113,909,901
(Identified Cost $110,822,112)

Liabilities in Excess of Other Assets 0.7%		$795,449

Total Net Assets 100%		$114,705,350

* 144A Restricted Security. The total fair value of such securities as of September 30, 2016 was $1,071,938 and represented 0.93% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2016 was $107.938.

** Variable Rate Security; the rate shown is as of September 30, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

TVA - Tennessee Valley Authority

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Unaudited - Portfolio of Investments as of September 30, 2016

Fixed Income Securities

Corporate Bonds:	Face Value	Fair Value
Finance
American Express Co. Subordinated Notes, 3.6250% Due 12/05/2024	1,550,000	$1,613,007
AON Corp. Senior Unsecured Notes, 3.875% Due 12/15/2025	750,000	800,839
AON Corp. Senior Unsecured Notes, 4.000% Due 11/27/2023	1,000,000	1,077,566
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,700,000	1,880,106
ERP Operating LP Senior Unsecured Notes, 4.625% Due 12/15/2021	1,069,000	1,200,145
Fifth Third Bancorp Subordinated Notes, 4.300% Due 01/16/2024	1,500,000	1,616,295
Huntington National Bank Senior Unsecured Notes, 2.600% Due 08/02/2018	1,300,000	1,321,066
JPMorgan Chase & Co. Senior Subordinated Notes, 3.875% Due 09/10/2024	1,550,000	1,631,800
Key Bank NA Subordinated Notes, 4.625% Due 06/15/2018	1,000,000	1,043,501
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	700,000	790,220
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	1,270,000	1,275,569
MUFG Americas Holdings Corp. Senior Unsecured Notes, 3.500% Due 06/18/2022	750,000	795,505
MUFG Americas Holdings Corp. Senior Unsecured Notes, 2.250% Due 02/10/2020	1,500,000	1,517,316
PNC Bank NA Subordinated Notes, 6.875% Due 05/15/2019	1,000,000	1,126,429
PNC Financial Services Subordinated Notes, 3.900% Due 04/29/2024	500,000	535,960
Prudential Financial Inc. Senior Unsecured Notes, 4.500% Due 11/15/2020	1,165,000	1,284,334
Suntrust Banks Inc. Senior Unsecured Notes, 2.900% Due 03/03/2021	700,000	728,431
Suntrust Banks Inc. Senior Unsecured Notes, 6.000% Due 09/11/2017	1,000,000	1,040,610
US Bancorp Subordinated Notes, 3.600% Due 09/11/2024	600,000	643,049
US Bank NA Subordinated Notes, 2.950% Due 07/15/2022	1,640,000	1,708,536
Wells Fargo & Co. Subordinated Notes, 5.606% Due 01/15/2044	2,000,000	2,389,200
22.8% - Total Finance		$26,019,484

Industrial
AT&T Inc. Senior Unsecured Notes, 5.000% Due 03/01/2021	1,500,000	1,679,485
Becton Dickinson Senior Unsecured Notes, 3.125% Due 11/08/2021	1,700,000	1,786,744
Chevron Corp. Senior Unsecured Notes, 2.335% Due 12/05/2022	1,250,000	1,272,634
CR Bard Inc. Senior Unsecured Notes, 4.400% Due 01/15/2021	1,420,000	1,561,107
Dover Corp. Senior Unsecured Notes, 5.450% Due 03/15/2018	1,395,000	1,478,752
Eaton Corp. Senior Unsecured Notes, 2.750% Due 11/02/2022	1,700,000	1,757,358
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.653% Due 03/15/2023**	2,000,000	2,006,932
Johnson Controls Inc. Senior Unsecured Notes, 3.625% Due 07/02/2024	625,000	668,214
Johnson Controls Inc. Senior Unsecured Notes, 3.750% Due 12/01/2021	850,000	917,266
Kroger Co. Senior Unsecured Notes, 3.400% Due 04/15/2022	385,000	408,388
Kroger Co. Senior Unsecured Notes, 6.800% Due 12/15/2018	1,000,000	1,117,039
McDonalds Corp. Senior Unsecured Notes, 6.300% Due 03/01/2038	1,300,000	1,725,504
Shell International Finance Senior Unsecured Notes, 3.250% Due 05/11/2025	1,600,000	1,685,557
Union Pacific Corp. Senior Unsecured Notes, 5.650% Due 05/01/2017	580,000	594,981
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	1,570,000	1,578,557
Verizon Communications Senior Unsecured Notes, 4.672% Due 03/13/2055	1,732,000	1,821,943
19.3% - Total Industrial		$22,060,461

Utilities
Berkshire Hathaway Energy Senior Unsecured Notes, 3.750% Due 11/15/2023	1,300,000	1,419,170
Duke Energy Corp., Senior Unsecured Notes, 3.550% Due 09/15/2021	1,725,000	1,851,693
Enterprise Products Senior Unsecured Notes, 3.350% Due 03/15/2023	1,655,000	1,693,484
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	500,000	500,953
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	1,000,000	1,085,642
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	425,000	437,504
National Rural Utilities Corp. Collateral Trust, 5.450% Due 04/10/2017	400,000	409,122
Northern Natural Gas Co. Senior Unsecured Notes, 5.750% Due 07/15/2018*	1,000,000	1,071,938
Williams Partners Senior Unsecured Notes, 4.875% Due 05/15/2023	1,465,000	1,482,209
Virginia Electric & Power Co. Senior Unsecured Notes, 5.950% Due 09/15/2017	1,535,000	1,600,010
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	1,000,000	1,091,674
11.1% - Total Utilities		$12,643,399

United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.625% Due 02/15/2043	1,758,540	1,763,220
United States Treasury Floating Rate Notes, 0.450% Due 04/30/2018**	5,000,000	5,004,165
United States Treasury Floating Rate Notes, 0.532% Due 01/31/2018**	1,900,000	1,904,625
United States Treasury Notes, 2.750% Due 08/15/2042	4,000,000	4,358,752
United States Treasury Notes, 2.750% Due 11/15/2042	4,500,000	4,898,673
15.7% - Total United States Government Treasury Obligations		$17,929,435

The accompanying notes are an integral part of these financial statements.

Johnson Institutional Core Bond Fund	Unaudited - Portfolio of Investments as of September 30, 2016

	Face Value	Fair Value
United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.050% Due 08/24/2021**	5,000,000	4,996,930
FHLMC Step-up Coupon Notes, 1.100% Due 06/21/2021**	1,500,000	1,500,198
FHLMC Step-up Coupon Notes, 1.110% Due 06/21/2021**	1,500,000	1,500,243
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	1,500,000	1,498,578
8.3% - Total United States Government Agency Obligations		9,495,949

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC 10/1 Hybrid Adjustable Rate Mortgage, 3.251% Due 04/01/2042**	694,472	723,773
FHLMC CMO Series 2985 Class GE, 5.500% Due 06/15/2025	179,081	197,333
FHLMC CMO Series 3289 Class ND, 5.500% Due 06/15/2035	4,384	4,402
FHLMC CMO Series 3946 Class LN, 3.500% Due 04/15/2041	1,086,041	1,157,363
FHLMC CMO Series 4017 Class MA, 3.000% Due 03/01/2042	525,476	538,674
FHLMC Gold Partner Certificate Pool G06616, 4.500% Due 12/01/2035	284,302	311,654
FHLMC Gold Partner Certificate Pool G08068, 5.500% Due 07/01/2035	720,484	819,225
FHLMC Gold Partner Certificate Pool G13596, 4.000% Due 07/01/2024	1,798,446	1,905,524
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.266% Due 12/01/2041**	481,238	502,021
FNMA CMO Series 2003-79 Class NJ, 5.000% Due 08/25/2023	343,203	373,436
FNMA CMO Series 2013-21 Class VA, 3.000% Due 07/25/2028	1,245,032	1,307,020
FNMA CMO Series 2013-83 Class MH, 4.000% Due 08/25/2043	567,074	613,793
FNMA CMO Series 2014-28 Class PA, 3.500% Due 02/25/2043	623,746	664,189
FNMA CMO Series 2014-20 Class AC, 3.000% Due 08/25/2036	1,027,081	1,068,465
FNMA CMO Series 2015-72 Class GB, 2.500% Due 12/25/2042	1,462,617	1,507,186
FNMA CMO Series 2016-39 Class LA, 2.500% Due 03/25/2045	3,415,123	3,522,242
FNMA Partner Certificate Pool 889050, 6.000% Due 05/01/2037	539,597	627,845
FNMA Partner Certificate Pool 995112, 5.500% Due 07/01/2036	287,285	326,655
FNMA Partner Certificate Pool AA4392, 4.000% Due 04/01/2039	427,366	459,843
GNMA Pass Thru Certificate Pool 781397, 5.500% Due 02/15/2017	935	938
14.6% - Total United States Government Agency Obligations - Mortgage Backed Securities		$16,631,581

Taxable Municipal Bonds
Bowling Green State University Ohio Revenue - Build America Bonds, 5.330% Due 06/01/2020	750,000	834,945
Florida Atlantic University Capital Improvement Revenue - Build America Bonds, 7.589% Due 07/01/2037	1,785,000	2,086,986
Miami University Ohio General Receipts Revenue - Build America Bonds, 5.263% Due 09/01/2018	1,000,000	1,069,220
Ohio Higher Education Facilities - Cleveland Clinic Health Systems, 3.849% Due 01/01/2022	945,000	1,037,969
Ohio Major New Infrastructure Revenue - Build America Bonds, 4.994% Due 12/15/2020	850,000	948,779
University of Cincinnati Ohio General Receipts Revenue - Build America Bonds, 4.667% Due 06/01/2018	1,000,000	1,056,720
6.2% Total Taxable Municipal Bonds		$7,034,619

Total Fixed Income Securities 98.0%		$111,814,928
(Identified Cost $108,232,094)

Preferred Stocks	Shares
Allstate Corp. Subordinated Debentures, 5.100% Due 01/15/2053	40,600	1,108,786
Total Preferred Stocks 0.9%		$1,108,786
(Identified Cost $971,078)

Cash Equivalents
First American Government Obligation Fund, Class Z, 0.01%**	620,563	620,563
Total Cash Equivalents 0.5%		$620,563
(Identified Cost $620,563)

Total Portfolio Value 99.4%		$113,544,277
(Identified Cost $109,823,735)

Other Assets in Excess of Liabilities 0.6%		$761,435

Total Net Assets 100.0%		$114,305,712

* 144A Restricted Security. The total fair value of such securities as of September 30, 2016 was $1,071,938 and represented 0.94% of net assets.

- Northern Natural Gas Co. Bond was purchased on October 12, 2012, for $1,223,180; price on September 30, 2016 was $107.1938.

** Variable Rate Security; the rate shown is as of September 30, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Unaudited - Portfolio of Investments as of September 30, 2016

Fixed Income Securities

Corporate Bonds	Face Value	Fair Value
Finance
Ace INA Holdings Senior Unsecured Notes, 5.900% Due 06/15/2019	679,000	757,541
American Express Bank Senior Unsecured Notes, 6.000% Due 09/13/2017	1,925,000	2,007,779
AON Corp. Senior Unsecured Notes, 5.000% Due 09/30/2020	610,000	675,560
BB&T Corp. Subordinated Notes, 4.900% Due 06/30/2017	1,383,000	1,417,105
BB&T Corp. Subordinated Notes, 5.250% Due 11/01/2019	1,000,000	1,105,945
ERP Operating LP Senior Unsecured Notes, 5.750% Due 06/15/2017	1,904,000	1,961,446
Fifth Third Bancorp Senior Unsecured Notes, 5.450% Due 01/15/2017	1,500,000	1,516,875
Goldman Sachs Group Inc. Senior Unsecured Floating Rate Notes, 1.481% Due 05/22/2017	2,200,000	2,203,817
Huntington Bancshares Senior Unsecured Notes, 2.300% Due 01/14/2022	1,500,000	1,494,466
JPMorgan Chase & Co. Senior Unsecured Notes, 2.750% Due 06/23/2020	2,000,000	2,058,106
Keycorp Senior Unsecured Notes, 5.100% Due 03/24/2021	1,800,000	2,031,995
Manufacturers and Traders Trust Co. Subordinated Notes, 6.625% Due 12/04/2017	1,775,000	1,874,384
MUFG Americas Holdings Corp. Senior Unsecured Notes, 1.625% Due 02/09/2018	1,595,000	1,597,415
Marsh & McLennan Companies Inc. Senior Unsecured Notes, 2.300% Due 04/01/2017	2,000,000	2,008,770
Morgan Stanley Senior Unsecured Notes, 2.125% Due 04/25/2018	2,165,000	2,183,197
PNC Bank NA Subordinated Notes, 4.875% Due 09/21/2017	1,000,000	1,031,571
PNC Funding Corp. Guaranteed Notes, 5.125% Due 02/01/2017	789,000	800,353
Suntrust Banks Inc. Senior Unsecured Notes, 3.500% Due 01/20/2017	1,946,000	1,955,864
Travelers companies Inc. Senior Unnsecured Notes, 5.800% Due 05/15/2018	1,000,000	1,071,411
Wells Fargo & Co. Senior Unsecured Notes, 2.100% Due 07/26/2021	2,200,000	2,192,463
27.4% - Total Finance		$31,946,063

Industrial
AT&T Inc. Senior Unsecured Notes, 4.600% Due 02/15/2021	700,000	767,931
AT&T Inc. Senior Unsecured Notes, 5.500% Due 02/01/2018	1,500,000	1,580,412
Becton Dickinson Senior Unsecured Notes, 1.750% Due 11/08/2016	1,389,000	1,389,928
Chevron Corp. Senior Unsecured Floating Rate Note, 1.365% Due 03/03/2022**	2,000,000	1,959,060
CR Bard Inc. Senior Unsecured Notes, 1.375% Due 01/15/2018	1,700,000	1,700,510
Eaton Corp. Senior Unsecured Notes, 5.600% Due 05/15/2018	1,000,000	1,065,883
Eaton Electric Holdings Senior Unsecured Notes, 3.875% Due 12/15/2020	1,025,000	1,101,870
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 0.928% Due 05/13/2024**	1,100,000	1,038,291
General Electric Capital Corp. Senior Unsecured Floating Rate Notes, 1.628% Due 04/15/2023**	2,000,000	2,018,092
Johnson Controls Inc. Senior Unsecured Notes, 5.000% Due 03/30/2020	1,560,000	1,713,167
Kroger Co. Senior Unsecured Notes, 1.200% Due 10/17/2016	500,000	499,998
Kroger Co. Senior Unsecured Notes, 6.400% Due 08/15/2017	1,000,000	1,045,530
McDonald's Corp. Senior Unsecured Notes, 2.200% Due 05/26/2020	1,745,000	1,779,294
Norfolk Southern Corporation Senior Unsecured Notes, 5.750% Due 04/01/2018	1,564,000	1,666,894
Schulmberger Norge AS Senior Unsecured Notes, 1.250% Due 08/01/2017*	1,800,000	1,798,351
Shell International Senior Unsecured Notes, 4.300% Due 09/22/2019	1,800,000	1,943,728
United Technologies Junior Subordinated Notes, 1.778% Due 05/04/2018**	2,000,000	2,010,900
Verizon Communications Senior Unsecured Notes, 4.500% Due 09/15/2020	1,458,000	1,599,963
22.9% - Total Industrials		$26,679,802

Utilities
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 2.000% Due 11/15/2018	1,000,000	1,012,349
Berkshire Hathaway Energy Co. Senior Unsecured Notes, 5.750% Due 04/01/2018	1,000,000	1,065,305
Duke Energy Corp. Senior Unsecured Notes, 5.050% Due 09/15/2019	1,672,000	1,833,009
Enterprise Products Senior Unsecured Notes, 6.500% Due 01/31/2019	1,500,000	1,663,831
Eversource Energy Senior Unsecured Notes, 1.450% Due 05/01/2018	1,425,000	1,427,717
Eversource Energy Senior Unsecured Notes, 4.500% Due 11/15/2019	480,000	521,108
Georgia Power Co. Senior Unsecured Notes, 5.700% Due 06/01/2017	1,945,000	2,002,226
National Rural Utilities Collateral Trust, 5.450% Due 02/01/2018	870,000	918,160
Virginia Electric & PowerCo. Senior Unsecured notes, 5.400% Due 04/30/2018	1,230,000	1,309,088
Williams Partners LP Senior Unsecured Notes, 7.250% Due 02/01/2017	500,000	509,142
Xcel Energy Inc. Senior Unsecured Notes, 4.700% Due 05/15/2020	400,000	436,670
Xcel Energy Inc. Senior Unsecured Notes, 5.613% Due 04/01/2017	1,695,000	1,731,071
12.4% - Total Utilities		$14,429,676

The accompanying notes are an integral part of these financial statements.

Johnson Enhanced Return Fund	Unaudited - Portfolio of Investments as of September 30, 2016

	Face Value	Fair Value
United States Government Treasury Obligations
Treasury Inflation Protected Security, 0.125% Due 04/15/2018	4,164,400	4,209,759
United States Treasury Notes, 0.375% Due 10/31/2016	3,114,000	3,114,579
United States Treasury Notes, 0.625% Due 05/31/2017	5,000,000	5,000,975
United States Treasury Floating Rate Notes, 0.532% Due 01/31/2018**	2,500,000	2,506,085
United States Treasury Floating Rate Notes, 0.450% Due 04/30/2018**	3,000,000	3,002,499
15.3% - Total United States Government Treasury Obligations		$17,833,897

United States Government Agency Obligations
FHLMC Step-up Coupon Notes, 1.150% Due 07/12/2021**	2,000,000	1,998,104
FHLMC Step-up Coupon Notes, 1.000% Due 04/28/2021**	1,000,000	1,000,060
FHLMC Step-up Coupon Notes, 1.000% Due 04/14/2021**	2,000,000	2,000,004
FHLMC Step-up Coupon Notes, 1.100% Due 06/07/2021**	1,000,000	1,000,122
FHLMC Step-up Coupon Notes, 1.100% Due 06/21/2021**	1,200,000	1,200,194
FHLMC Step-up Coupon Notes, 1.000% Due 07/27/2021**	2,500,000	2,493,553
FHLMC Step-up Coupon Notes, 1.050% Due 08/24/2021**	1,000,000	999,386
9.1% - Total United States Government Agency Obligations		$10,691,423

United States Government Agency Obligations - Mortgage Backed Securities
FHLMC Gold Partner Certificate Pool J12635, 4.000% Due 07/01/2025	213,356	226,417
FHLMC CMO Series 4287 Class AB, 2.000% Due 12/15/2026	1,180,940	1,198,870
FHLMC CMO Series 4009 Class PA, 2.000% Due 06/15/2041	2,051,780	2,062,366
FNMA 10/1 Hybrid Adjustable Rate Mortgage, 3.266% Due 12/01/2041**	481,238	502,021
FNMA CMO Pool 1106, 3.000% Due 07/01/2032	1,423,759	1,497,141
FNMA CMO Pool 833200, 5.500% Due 09/01/2035	822,579	945,749
FNMA CMO Series 2010-13 Class EV, 5.000% Due 01/25/2022	154,757	154,735
GNMA Pool 726475, 4.000% Due 11/15/2024	323,376	341,367
GNMA Pool 728920, 4.000% Due 12/15/2024	448,813	477,707
6.3% - Total United States Government Agency Obligations - Mortgage Backed Securities		$7,406,373

Taxable Municipal Bonds
Ohio Higher Education Facilities Commission - Cleveland Clinic Health System, 2.731% Due 01/01/2017	1,000,000	1,004,220
0.9% - Total Municipal Bonds		$1,004,220

Total Fixed Income Securities 94.3%		$109,991,454
(Identified Cost $109,642,555)

Cash & Cash Equivalents	Shares
First American Government Obligation Fund, Class Z, 0.01%**	5,399,984	5,399,984
Total Cash Equivalents 4.6%		$5,399,984
(Identified Cost $5,399,984)

Total Portfolio Value 98.9%		$115,391,438
(Identified Cost $115,042,539)

Liabilities in Excess of Other Assets 1.1%		$1,274,366

Total Net Assets: 100.0%		$116,665,804

	Long	Unrealized
Futures Contracts	Contracts	Appreciation
E-mini Standard & Poor's 500 expiring December 2016 (50 units per contract)	1,067	$1,155,027
(Notional Value of $115,677,205)

* 144A Restricted Security. The total fair value of such securities as of September 30, 2016 was $1,798,351 and represented 1.54% of net assets.

- Schlumberger Norge Bond, Lot 1, purchased on June 23, 2016, for $1,799,095; price on September 30, 2016 was $99.908.

** Variable Rate Security; the rate shown is as of September 30, 2016.

CMO - Collateralized Mortgage Obligation

FDIC - Federal Deposit Insurance Corporation

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

The accompanying notes are an integral part of these financial statements.

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Company's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements:

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity Securities (Common Stock, Preferred Stock and Real Estate Investment Trusts). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (ADRs), financial futures, Exchange Traded Funds (ETFs), and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Corporate Bonds. The fair value of corporate bonds is estimated using market approach valuation techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Municipal Bonds. Municipal Bonds are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Municipal Bonds are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

Short Term Notes. Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy.

U.S. Government Securities. U.S. government securities are normally valued using market approach valuation techniques that incorporate observable market data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government securities are categorized in Level 1 or Level 2 of the fair value hierarchy, depending on the inputs used and market activity levels for specific securities.

U.S. Agency Securities. U.S. agency securities are comprised of two main categories consisting of agency issued debt and mortgage-backed securities. Agency issued debt securities are generally valued in a manner similar to U.S. government securities. Mortgage-backed securities are generally valued using dealer quotations. Depending on market activity levels and whether quotations or other data are used, these securities are typically categorized in Level 1 or Level 2 of the fair value hierarchy.

Money Market. Investments in mutual funds, including money market mutual funds, are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Derivative Instruments. Listed derivatives, including futures contracts that are actively traded, are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund’s net assets as of September 30, 2016:

Equity Income Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$133,927,508	$—	$—	$133,927,508
Money Market Fund	10,993,147	—	—	10,993,147
Total	$144,920,655	$—	$—	$144,920,655

Growth Fund	Level 1		Level 3	Total
Common Stocks*	$43,604,039	$—	$—	$43,604,039
Money Market Fund	1,767,043	—	—	1,767,043
Total	$45,371,082	$—	$—	$45,371,082

Opportunity Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$35,873,053	$—	$—	$35,873,053
Real Estate Investment Trusts	1,000,085	—	—	1,000,085
Money Market Fund	1,245,381	—	—	1,245,381
Total	$38,118,519	$—	$—	$38,118,519

Realty Fund	Level 1	Level 2	Level 3	Total
Real Estate Investment Trusts*	$11,036,327	$—	$—	$11,036,327
Money Market Fund	85,451	—	—	85,451
Total	$11,121,778	$—	$—	$11,121,778

International Fund	Level 1	Level 2	Level 3	Total
Common Stocks*	$13,544,738	$—	$—	$13,544,738
Money Market Fund	660,009	—	—	660,009
Total	$14,204,747	$—	$—	$14,204,747

Fixed Income Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$150,663,243	$—	$150,663,243
U.S. Government Treasury Obligations	—	45,017,905	—	45,017,905
U.S. Government Agency Obligations	—	21,131,745	—	21,131,745
U.S. Government Agency Obligations – Mortgage-Backed	—	40,471,437	—	40,471,437
Taxable Municipal Bonds	—	18,019,700	—	18,019,700
Preferred Stocks	3,276,572	—	—	3,276,572
Money Market Fund	4,454,127	—	—	4,454,127
Total	$7,730,699	$275,304,030	$—	$283,034,729

Municipal Income Fund	Level 1	Level 2	Level 3	Total
Municipal Bonds*	$—	$77,803,542	$—	$77,803,542
Money Market Fund	1,616,897	—	—	1,616,897
Total	$1,616,897	$77,803,542	$—	$79,420,439

Johnson Institutional Short Duration Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$80,557,119	$—	$80,557,119
U.S. Government Treasury Obligations	—	8,014,357	—	8,014,357
U.S. Government Agency Obligations	—	12,175,041	—	12,175,041
U.S. Government Agency Obligations – Mortgage-Backed	—	8,124,757	—	8,124,757
Taxable Municipal Bonds	—	2,544,684	—	2,544,684
Money Market Fund	788,130	—	—	788,130
Total	$788,130	$113,415,958	$—	$114,204,088

Johnson Institutional Intermediate Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$66,103,087	$—	$66,103,087
U.S. Government Treasury Obligations	—	18,407,044	—	18,407,044
U.S. Government Agency Obligations	—	10,249,017	—	10,249,017
U.S. Government Agency Obligations – Mortgage-Backed	—	9,572,839	—	9,572,839
Taxable Municipal Bonds	—	6,304,320	—	6,304,320
Preferred Stocks	1,157,671	—	—	1,157,671
Money Market Fund	2,115,923	—	—	2,115,923
Total	$3,273,594	$110,636,307	$—	$113,909,901

Johnson Institutional Core Bond Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$60,723,344	$—	$60,723,344
U.S. Government Treasury Obligations	—	17,929,435	—	17,929,435
U.S. Government Agency Obligations	—	9,495,949	—	9,495,949
U.S. Government Agency Obligations – Mortgage-Backed	—	16,631,581	—	16,631,581
Taxable Municipal Bonds	—	7,034,619	—	7,034,619
Preferred Stocks	1,108,786	—	—	1,108,786
Money Market	620,563	—	—	620,563
Total	$1,729,349	$111,814,928	$—	$113,544,277

Enhanced Return Fund	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$73,055,541	$—	$73,055,541
U.S. Government Treasury Obligations	—	17,833,897	—	17,833,897
U.S. Government Agency Obligations	—	10,691,423	—	10,691,423
U.S. Government Agency Obligations – Mortgage-Backed	—	7,406,373	—	7,406,373
Taxable Municipal Bonds	—	1,004,220	—	1,004,220
Cash Equivalents	5,399,984	—	—	5,399,984
Sub-Total	$5,399,984	$109,991,454	—	$115,391,438
Other Financial Instruments**	1,155,027	—	—	1,155,027
Total	$6,555,011	$109,991,454	$—	$116,546,465

* See Schedule of Investments for industry classification.

**Other financial instruments are futures contracts not reflected in the Portfolio of Investments, which are valued at the unrealized depreciation on the contracts.

The Funds did not hold any investments at any time during the reporting period in which unobservable inputs were used in determining fair value. Therefore, no reconciliation of Level 3 Securities is included for this reporting period. As of and during the nine months ended September 30, 2016, no securities were transferred into or out of Level 1 or Level 2. If any transfers between levels would occur, they would be reflected as of the end of period.

Financial Futures Contracts:

The Johnson Enhanced Return Fund invests in stock index futures (equity risk) only for the replication of returns, not speculation. The Enhanced Return Fund enters into S&P 500 Mini contracts four times a year generally near the time the contracts would expire (contracts expire the third Friday of March, June, September and December). The contracts are generally held until it is time to roll into the next contracts. The average daily notional value for the nine months ended September 30, 2016 was $102,731,065. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. The amount of the daily variation margin is reflected as an asset or liability within the Statement of Assets and Liabilities, while the cumulative change in unrealized gain/loss on futures contracts is reported separately within the Statement of Operations. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss at the contract settlement date. A realized gain or loss is recognized when a contract is sold, and is the difference between the fair value of the contract at purchase and the fair value of the contract when sold. Realized gains/losses on futures contracts are reported separately within the Statement of Operations. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Net variation margin receivable from the Broker on futures contracts as of September 30, 2016 was $634,895.

Tax Cost of Securities

As of September 30, 2016, the composition of unrealized appreciation (the excess of fair value over tax cost) and depreciation (the excess of tax cost over fair value) was as follows:

Fund	Cost of Securities	Appreciation	Depreciation	Net Appreciation/ (Depreciation)
Johnson Equity Income Fund	$123,938,032	$23,574,520	$(2,591,897)	$20,982,623
Johnson Growth Fund	36,138,287	10,134,539	(901,743)	9,232,796
Johnson Opportunity Fund	31,207,076	7,725,411	(813,968)	6,911,443
Johnson Realty Fund	5,726,788	5,504,460	(109,470)	5,394,990
Johnson International Fund	12,835,520	2,719,799	(1,350,571)	1,369,228
Johnson Fixed Income Fund	270,233,363	12,894,273	(92,908)	12,801,365
Johnson Municipal Income Fund	76,287,110	3,203,714	(70,385)	3,133,329
Johnson Institutional Short Duration Bond Fund	113,641,522	689,127	(126,561)	562,566
Johnson Institutional Intermediate Bond Fund	110,822,112	3,131,600	(43,811)	3,087,789
Johnson Institutional Core Bond Fund	109,823,735	3,820,605	(100,063)	3,720,542
Johnson Enhanced Return Fund	115,042,539	2,035,575	(536,874)	1,498,701

Item 2. Controls and Procedures.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 17, 2016, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JOHNSON MUTUAL FUNDS TRUST

By /s/ Jason O. Jackman

Jason O. Jackman, President
Date: November 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jason O. Jackman

Jason O. Jackman, President
Date: November 29, 2016

By /s/ Marc E. Figgins

Marc E. Figgins, Treasurer
Date: November 29, 2016

* Print the name and title of each signing officer under his or her signature